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                                                               Rule 497(c)
                                                               File No. 33-34154
                                                                        811-6082


                       STATEMENT OF ADDITIONAL INFORMATION

                           THE RIVERFRONT FUNDS, INC.

           THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                   THE RIVERFRONT U.S. GOVERNMENT INCOME FUND
                        THE RIVERFRONT INCOME EQUITY FUND
                          THE RIVERFRONT BALANCED FUND
                     THE RIVERFRONT STOCK APPRECIATION FUND
                    THE RIVERFRONT LARGE COMPANY SELECT FUND

                                 April 30, 1998

         This Statement of Additional Information is not a prospectus but relates to, and should be read in conjunction with, the prospectus (the "Prospectus") of The Riverfront U.S. Government Securities Money Market Fund (the "Money Market Fund"), The Riverfront U.S. Government Income Fund (the "Income Fund"), The Riverfront Income Equity Fund (the "Income Equity Fund"), The Riverfront Stock Appreciation Fund (the "Stock Appreciation Fund"), The Riverfront Large Company Select Fund (the "Large Company Fund") and The Riverfront Balanced Fund (the "Balanced Fund") (the Money Market Fund, the Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund are hereinafter collectively referred to as the "Funds" and individually as a "Fund") dated the date hereof. The Funds are currently six series or portfolios of The Riverfront Funds, Inc. (the "Company"). On January 2, 1997, the Balanced Fund changed its name from The Riverfront Flexible Growth Fund to The Riverfront Balanced Fund. This Statement of Additional Information is incorporated in its entirety into the Prospectus. A copy of the Prospectus may be obtained from BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219.


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                                TABLE OF CONTENTS
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
THE COMPANY AND ITS FUNDS....................................................................................B - 1
INVESTMENT OBJECTIVES AND POLICIES...........................................................................B - 2
DIVIDENDS AND TAXES..........................................................................................B - 16
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................................................B - 20
VALUATION OF SECURITIES......................................................................................B - 20
DIRECTORS AND OFFICERS.......................................................................................B - 23
MANAGEMENT OF THE FUNDS......................................................................................B - 24
SECURITIES TRANSACTIONS......................................................................................B - 30
ADMINISTRATOR................................................................................................B - 34
DISTRIBUTOR..................................................................................................B - 36
DISTRIBUTION PLANS...........................................................................................B - 37
CAPITAL STOCK................................................................................................B - 39
STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS...............................................................B - 40
ADDITIONAL INFORMATION.......................................................................................B - 45
FINANCIAL STATEMENTS.........................................................................................B - 48
APPENDIX ....................................................................................................A - 1
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                            THE COMPANY AND ITS FUNDS
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         The Riverfront Funds, Inc. (the "Company") is an open-end management investment company, commonly known as a mutual fund, which currently issues six series of shares of capital stock which are described in this Statement of
Additional Information (the "Funds"). Each Fund of the Company is diversified.

         The Company was incorporated in Maryland on March 27, 1990. The Provident Bank ("Provident") serves as investment adviser, either directly or through a sub-adviser, to each Fund, and BISYS Fund Services Limited Partnership (the "Distributor") serves as Administrator and Distributor. Provident also serves as custodian and transfer agent for each of the Funds, and provides certain fund accounting and record keeping services for the Company. DePrince, Race & Zollo, Inc. ("DRZ") serves as the sub-adviser to the Income Equity Fund.

         As of September 30, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with MIM Mutual Funds, Inc. ("MIM"), the Company acquired all of the assets and liabilities of MIM as follows: (a) the Money Market Fund acquired all of the assets and liabilities of the MIM Money Market Fund; (b) the Income Equity Fund acquired all of the assets and liabilities of the MIM Bond Income Fund, the MIM Stock Income Fund and the AFA Equity Income Fund; and (c) the Stock Appreciation Fund acquired all of the assets and liabilities of the MIM Stock Growth Fund and the MIM Stock Appreciation Fund (collectively, the "Reorganization"). In exchange for such assets and liabilities, the respective Fund issued a number of its Investor A shares equal in value to the net assets of the corresponding MIM Fund acquired in the Reorganization. For accounting and performance purposes, the MIM Stock Appreciation Fund is considered to be the successor of the Stock Appreciation Fund; therefore, the performance and financial information of the Stock Appreciation Fund included in this Statement of Additional Information prior to September 30, 1995, relates to the operations of the MIM Stock Appreciation Fund prior to the Reorganization.

         The essential information about the Company and its Funds is contained in the Prospectus. This Statement of Additional Information provides additional information about the Company and each of the Funds that may be of interest to investors.

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are

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defined in the Prospectus. No investment in shares of a Fund should be made without first reading such Fund's Prospectus.


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                       INVESTMENT OBJECTIVES AND POLICIES
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THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

         The Riverfront U.S. Government Securities Money Market Fund (the "Money Market Fund") seeks current income from U.S. Government short-term securities while preserving capital and maintaining liquidity.

         The Money Market Fund is designed for investors who wish to keep temporary cash balances in a fund invested in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE RIVERFRONT U.S. GOVERNMENT INCOME FUND

         The Riverfront U.S. Government Income Fund (the "Income Fund") seeks a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities. The Income Fund intends to invest in securities with dollar-weighted average durations of between three and seven years. The dollar-weighted average life of the Income Fund's securities is expected to be in the range of four to ten years.

         The Income Fund is designed for investors seeking to provide for near-term income needs by investing in a fund which seeks to provide higher returns than those offered by certificates of deposits or U.S. Government money market funds.

THE RIVERFRONT INCOME EQUITY FUND

         The Riverfront Income Equity Fund (the "Income Equity Fund") seeks a high level of investment income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity securities of U.S. issuers. To provide investment advisory services to the Income Equity Fund, Provident has entered into a sub-investment advisory agreement with DRZ.

         The Income Equity Fund is designed for investors seeking to invest for retirement, educational and other long-term needs.


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THE RIVERFRONT STOCK APPRECIATION FUND

         The Riverfront Stock Appreciation Fund (the "Stock Appreciation Fund") seeks capital growth.

         The Stock Appreciation Fund is designed for investors seeking growth of capital.

THE RIVERFRONT LARGE COMPANY SELECT FUND

         The Riverfront Large Company Select Fund (the "Large Company Fund") seeks long-term growth of capital with current income as a secondary objective.

         The Large Company Fund is designed for investors seeking long-term growth of capital with some current income.

THE RIVERFRONT BALANCED FUND

         The Riverfront Balanced Fund (the "Balanced Fund") seeks long-term growth of capital with some current income as a secondary objective.

         The Balanced Fund is designed for investors seeking to invest in a fund which generates long-term growth of capital with some current income.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectus.

         BANK OBLIGATIONS. Each Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by such Funds will be those guaranteed by U.S. commercial banks having, at the time of investment, capital, surplus, and undivided profits in excess of $1,500,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, if at

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the time of investment the depository institution has capital, surplus, and undivided profits in excess of $1,500,000,000 (as of the date of its most recently published financial statements).

         The Income Fund, the Income Equity Fund, the Balanced Fund, the Stock Appreciation Fund and the Large Company Fund may also each invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States ("ECDs") and Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

         ECDs may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such obligations may be held outside the U.S. and a Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic or foreign banks.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Balanced Fund and the Large Company Fund may invest in commercial paper which is rated by applicable nationally recognized statistical rating organizations ("NRSROs") in the highest rating category, or if unrated, is deemed by that Fund's investment adviser to be of comparable quality to commercial paper so rated.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Balanced Fund and the Large Company Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within

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30 days. While such notes are not typically rated by credit rating agencies, variable amount master demand notes must be determined by Provident or DRZ, as the case may be, to be of comparable quality to the commercial paper which such Fund may purchase. The Fund's investment adviser or sub-adviser, as the case may be, will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         FOREIGN INVESTMENT. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs, may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. The Income Equity Fund, the Stock Appreciation Fund, the Balanced Fund and the Large Company Fund will acquire such securities only when such Fund's investment adviser or sub-adviser, as the case may be, believes the risks associated with such investments are minimal.

         U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         VARIABLE AND FLOATING RATE NOTES. Each Fund may acquire variable and floating rate notes, subject to such Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which,

                                      B - 5

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at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by such Funds will be determined by Provident or DRZ, as the case may be, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under that particular Fund's investment policies. In making such determinations, Provident or DRZ, as the case may be, will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may attempt to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default.

         WHEN-ISSUED SECURITIES. As discussed in the Prospectus, each of the Funds, other than the Stock Appreciation Fund, may purchase securities on a "when-issued" basis (I.E., for delivery beyond the normal settlement date at a stated price and yield). When such a Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or high quality liquid debt securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of Provident or DRZ, as the case may be, to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of its total assets.

         When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may cause the Fund to incur a loss or miss an opportunity to obtain a price considered to be advantageous. Such Funds will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with the Funds' investment objectives and policies and not for investment leverage.

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         REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from banks and registered broker-dealers which the investment adviser deems creditworthy under guidelines approved by the Company's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by Provident or DRZ, as the case may be. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Directors of the Company believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectus, each of the Funds, other than the Money Market Fund, may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a

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Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         Except as otherwise disclosed to the shareholders of the particular Fund, the Company will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with, Provident, DRZ, the Distributor, or their affiliates, and will not give preference to Provident's correspondents with respect to such transactions, securities, savings deposits and repurchase agreements. In addition, while the Stock Appreciation Fund's investment restrictions permit it to engage in reverse repurchase agreements without prior shareholder approval, the Stock Appreciation Fund does not currently intend to enter into such agreements.

         HEDGING TRANSACTIONS. Hedging transactions, including the use of options and futures, in which a Fund may be authorized to engage as described in the Prospectus or below, have risks associated with them, including possible default by the other party to the transaction, illiquidity and, to the extent the investment adviser's view as to certain market movements is incorrect, the risk that the use of such hedging transactions could result in losses greater than if they had not been used.

         Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund create the possibility that losses on the hedging instrument may be greater than gains in the value of such Fund's position. In addition, futures and options markets may not be liquid at all circumstances. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of hedging transactions would reduce net asset value, and possible income, and such losses can be greater than if the hedging transactions had not been utilized.


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         WRITING COVERED CALL AND PUT OPTIONS. Each of the Income, Income
Equity, Stock Appreciation, Large Company and Balanced Funds may write covered call and covered put options on securities or on futures contracts regarding securities, in which the particular Fund may invest, in an effort to realize additional income. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Put and call options purchased by a Fund will be valued at the last sale price, or in the absence of such a price, at the mean between the bid and asked price. Such options will be listed on national securities or futures exchanges or will be available in the over-the-counter market through pricing reports of broker-dealers. A Fund may write covered call options as a means of seeking to enhance its income through the receipt of premiums in instances in which the adviser determines that the underlying securities or futures contracts are not likely to increase in value above the exercise price. A Fund also may seek to earn additional income through the receipt of premiums by writing put options. Covered call options give the purchaser the right, for a stated period, to buy the underlying securities from a Fund at a stated price, while put options give the purchaser the right, for a stated period, to sell the underlying securities to a Fund at a stated price. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option; by writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its then current market value.

         When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

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         Such Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         OPTIONS AND FUTURES STRATEGIES. In addition, each of the Income, Income Equity, Stock Appreciation, Large Company and Balanced Funds may purchase put and call options written by third parties covering those types of financial instruments in which such Fund may invest to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices for such instruments. The purchase of a put option is intended to protect the value of a Fund's holdings in a falling market while the purchase of a call option is intended to protect the value of a Fund's positions in a rising market.

         In purchasing a call option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security, index or futures contract increased by an amount in excess of the premium paid for the call option. It would realize a loss if the price of the underlying security, index or futures contract declined or remained the same or did not increase during the period by more than the amount of the premium. By purchasing a put option, a Fund would be in a position to realize a gain if, during the option period, the price of the security, index or futures contract declined by an amount in excess of the premium paid. It would realize a loss if the price of the security, index or futures contract increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to a Fund.

         GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed below and in the Prospectus. In addition, many hedging transactions involving options require segregation of a Fund's assets in special accounts, as described further below. The Funds that are authorized to engage in options transactions will only deal with exchange traded options, as opposed to over-the-counter traded options. Exchange traded options, unlike over-the-counter traded options, have standardized terms and performance mechanics. Exchange-traded options generally are guaranteed by the clearing agency which is the issuer or counterparty to such options. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in

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order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with options purchased on an exchange.

         With certain exceptions, exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. A Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent in part, upon the liquidity of the option market. In addition, the hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         All options written by a Fund must be "covered" (e.g., the Fund must own the securities or futures contract subject to a call option or must meet the asset segregation requirements) as long as the option is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call option written by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. With respect to put options written by a Fund, such Fund will place liquid securities in a segregated account to cover its obligations under such put option and will monitor the value of the assets in such account and its obligations under the put option daily.

         FUTURES CONTRACTS. Each of the Income, Income Equity, Large Company and Balanced Funds may purchase or sell contracts for the future delivery of the specific financial instruments in which the particular Fund may invest, and indices based upon the types of securities in which the particular Fund may invest (collectively, "Futures Contracts"). A Fund may use this investment technique to hedge against anticipated future changes in market interest rates, which otherwise might adversely affect either the value of the Fund's securities or the prices of securities which the Fund intends to purchase at a later date. Alternatively, the Funds may purchase or sell futures contracts to hedge against changes in market interest rates which may result in the premature call at par value of certain securities which the Fund has purchased at a premium.

         The Income Equity Fund and the Large Company Fund may purchase or sell futures contracts based upon an equity index, commonly referred to as "equity index futures contracts." This type of futures contract is an agreement by the Fund to buy or sell by a specified date and at a specified price the market value of equity securities included in a particular equity index. No payment is made for the index or securities when the Fund buys an equity index futures contract and neither the index nor any securities are delivered when the Fund sells an equity index futures contract. Instead, the Fund makes a deposit of "initial margin" equal to a percentage of the value of the futures contract. Payment or delivery is made upon the closing out of the futures position or the expiration of the equity index futures contract. Equity index futures contracts will be used only as a hedge against anticipated changes in the level of stock prices.

         The Income Fund may purchase or sell futures contracts based upon fixed income securities, commonly referred to as "interest rate futures contracts." An interest rate futures contract is an agreement by the Fund to buy or sell, by a specified date and at a specified price, the market value of fixed income securities included in a particular fixed income index. As with the futures contracts, no payment is made for securities when the Fund buys an interest rate futures contract and no securities are delivered when the Fund sells an interest rate futures contract; instead, the Fund makes an initial margin deposit and payment or delivery is made upon the closing out of the futures position or the expiration of the interest rate futures contract. Interest rate futures contracts will be used only as a hedge against anticipated changes in the level of interest rates.

         In general, the value of futures contracts sold by a Fund to offset declines in its portfolio securities will not exceed the total market value of the portfolio securities to be hedged, and futures contracts purchased by the Fund will be covered by a segregated account consisting of cash or liquid securities in an amount equal to the total market value of such futures contracts, less the initial margin deposited therefor.

         When selling futures contracts short, when buying futures contracts and when writing put options, a Fund will be required to segregate in a separate account cash and/or liquid securities in an amount sufficient to meets its obligations. When writing call options, a Fund will be required to own the financial instrument or futures contract underlying the option or segregate cash and/or liquid securities in an amount sufficient to meet its obligations under written calls.

         This investment technique is designed primarily to hedge against anticipated future changes in market conditions or interest rates which otherwise might adversely affect the value of securities which such a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         REGULATORY RESTRICTIONS. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, a Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of the liquidation value of such Fund's total assets after taking into account unrealized profits and unrealized losses on any contracts entered into. Such Fund will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase.

FUNDAMENTAL NATURE OF INVESTMENT OBJECTIVES

         The investment objective of each of the Funds is fundamental and may not be changed without approval of the holders of a majority of such Fund's outstanding voting shares (which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares).

         In addition to the investment restrictions set forth in the Prospectus, the Money Market Fund may not:

         1. Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

         2. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; and

         3. Underwrite securities of other issuers, except that the Money Market Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective.

         Each of the Income Fund and the Income Equity Fund may not:

         1. Invest in securities of an issuer (other than an agency or instrumentality of the U.S. Government) which, together with any predecessor of the issuer, has been in operation for less than three years if, immediately after and as a result of such investment, more than 5% of the value of the Fund's total assets would then be invested in the securities of such issuer; and

         2. Invest more than 10% of the value of the Fund's net assets in fixed time deposits which are non-negotiable and/or which impose a penalty for early withdrawal and which have maturities of more than 7 days.

         Finally, each of the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund may not:

         1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

         2. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         3. Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current Prospectus of the Fund; and

         4. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

         In addition to the investment restrictions contained in the Prospectus, the Stock Appreciation Fund, the Large Company fund and the Balanced Fund have adopted the following additional restrictions, which may be changed by the Board of Directors without the vote of that Fund's shareholders:

         1. Engage in any short sales, except to the extent disclosed in the current Prospectus of the Fund;

         2. Purchase participation or direct interests in oil, gas or other mineral exploration or development programs (although investments by such Funds in marketable securities of companies engaged in such activities are not prohibited by this restriction);

         3. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom; and

         4. Mortgage or hypothecate the Fund's assets in excess of one third of the Fund's total assets.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

         Because the Money Market Fund invests entirely in securities with maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover rate with respect to the Money Market Fund is expected to be zero percent for regulatory purposes.

         The portfolio turnover rates for each of the Funds (other than the Money Market Fund) for the two fiscal years ended December 31, 1997 and 1996 are as follows:

                                         Year Ended                 Year Ended
                  FUND                    12/31/97                   12/31/96
                  ----                    --------                   --------
Income Fund                                71%                         53%

Income Equity Fund                        157%                        166%

Balanced Fund                             102%                         98%

Stock Appreciation                         67%(1)                     162%
Fund

Large Company Fund                         39%(2)                      N/A

--------------------

(1) The portfolio turnover rate for the Stock Appreciation Fund decreased materially for the fiscal year ended December 31, 1997 as a result of a change in strategy of the management of such Fund.

(2)       The Large Company Fund commenced operations January 2, 1997.


         The portfolio turnover rate for each Fund may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions to a Fund, and may result in additional tax consequences to such Fund's shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

-------------------------------------------------------------------------------
                               DIVIDENDS AND TAXES
-------------------------------------------------------------------------------


         Each Fund intends to distribute to its shareholders dividends from net investment income monthly and all or substantially all of any net realized mid-term or long-term capital gains annually in shares of the Fund or, at the option of the shareholder, in cash. Shareholders who have not opted prior to the record date for any distribution to receive cash will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of the next business day following the record date. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account state-ments and/or checks as appropriate will be mailed to shareholders within seven days after a Fund pays the distribution. Unless a Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and all future gains and income distributions in shares. Instructions continue in effect until changed in writing.


ADDITIONAL TAX INFORMATION

         Each of the Funds of the Company is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, each Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, each Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year and 90% of its interest income which is excludable from income under Section 103(a) of the Code. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. Dividends declared in October, November and December in any year and distributed in January of the following year will be treated as having been paid in the prior year. If distributions during a calendar year were less than the required amount, a Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each such Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of the Fund and not in cash.

         Distribution by a Fund of the excess of net mid-term or net long-term capital gain over net short-term capital loss is taxable to shareholders as mid-term or long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Long-term capital gains of individuals are subject to a maximum tax rate of 20% (10% for individuals in the 15% ordinary income tax bracket). Mid-term capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on mid-term capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward to future years. The holding period for mid-term capital gains is more than one year, but not more than eighteen months; the holding period for long-term capital gains is more than eighteen months.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Money Market Fund's and Income Fund's net investment income is expected to be derived from earned interest, it is anticipated that no distributions from those Funds will qualify for the 70% dividends received deduction.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities, if any. Since less than 50% of the value of any Fund's total assets at the end of its fiscal year is expected to be invested in stock or securities of foreign corporations, a Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, if any. These taxes will be taken as a deduction by such Fund.

         Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any shareholder, and the proceeds of redemption or the values of any exchanges of shares of the Fund, if such shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information set forth in the Prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of a Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. As of the date hereof, several proposals have been introduced by the 105th Congress which, if enacted, could affect much of the information contained in this section. However, it is not possible at this time to assess which, if any, of such proposals will be acted upon and the effect thereof, if any, on this information.

         Information as to the federal income tax status of all distributions will be mailed annually to each shareholder.

FISCAL YEAR

         Each Fund's fiscal year ends December 31.



-------------------------------------------------------------------------------
                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
-------------------------------------------------------------------------------



         Shares of each of the Company's Funds are sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing shares directly from the Distributor, shares may be purchased through procedures established by the Distributor in connection with the requirements of accounts at Provident or Provident's affiliated entities (collectively, "Entities"). Customers purchasing shares of the Funds may include officers, directors, or employees of Provident or the Entities.

         The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or
(d) an emergency exists as a result of which (i) disposal by the Company of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Company to determine the fair value of its net assets.

-------------------------------------------------------------------------------
                             VALUATION OF SECURITIES
-------------------------------------------------------------------------------



THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

         The Directors have determined that the amortized cost method for valuing the Money Market Fund's securities is the best method currently available. The Directors review this method of valuation to ensure that such Fund's securities are valued at their fair value, as determined by the Directors in good faith. The Directors are obligated, as a particular responsibility within the overall duty of care owed to shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Money Market Fund's investment objective, to stabilize the net asset value per share as computed for the purposes of distribution and redemption at $1.00 per share.

         The Directors' procedures include periodically monitoring, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Directors will consider what steps should be taken, if any, in the event of a difference of more than one-half of one percent between the two. The Directors will take such steps as they consider appropriate including (1) the sale of the Money Market Fund's instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; (2) withholding dividends or payment of distributions from capital or capital gains; (3) redemptions of shares in kind; or (4) establishing a net asset value per share by using available market quotations or equivalents in order to minimize any material dilution or other unfair results which might arise from differences between the two.

         The Money Market Fund limits its investments to instruments which the Directors have determined present minimal credit risk and which are "Eligible Securities" as defined by Rule 2a-7 of the 1940 Act. The Money Market Fund is also required to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share, and this precludes the purchase of any security with a remaining maturity of more than 397 days. Should the disposition of a security result in a dollar weighted average portfolio maturity of more than 90 days, the Money Market Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as practicable.

         It is the normal practice of the Money Market Fund to hold securities to maturity and realize par therefor, unless a sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the Money Market Fund. In periods of declining interest rates, the indicated daily yield on shares of the Money Market Fund, computed by dividing its annualized daily income by the net asset value computed as above, may tend to be lower than similar computations made by utilizing a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield of shares at the value computed as described above may tend to be higher than a similar computation made by utilizing a method of calculation based upon market prices and estimates.

         Since the net income of the Money Market Fund is declared as a dividend each time net income is determined, the net asset value per share remains at $1.00 per share immediately after each dividend declaration. The Money Market Fund expects to have net income at the time of each dividend determination made at the close of the Exchange. If for any reason there is a net loss which would result in the Money Market Fund's not being able to price its shares at $1.00 per share, the Money Market Fund will first offset such amount pro rata against dividends accrued during the month in each shareholder account. To the extent that such a net loss would exceed such accrued dividends, the Money Market Fund will reduce the number of its outstanding shares by having each shareholder contribute to the Money Market Fund's capital his pro rata portion of the total number of shares required to be cancelled in order to maintain a net asset value of $1.00. EACH SHAREHOLDER WILL BE DEEMED TO HAVE AGREED TO SUCH A CONTRIBUTION IN THESE CIRCUMSTANCES BY HIS INVESTMENT IN THE MONEY MARKET FUND.

THE RIVERFRONT U.S. GOVERNMENT INCOME FUND, THE RIVERFRONT INCOME
EQUITY FUND, THE RIVERFRONT STOCK APPRECIATION FUND, THE RIVERFRONT LARGE COMPANY FUND AND THE RIVERFRONT BALANCED FUND

         Current values for such Funds' securities are determined as follows:

         (1) Securities that are traded on a securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the closing sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Directors;

         (2) Securities traded in the over-the-counter market, other than on NMS, for which market quotations are readily available, or in the event no sale has occurred under (1) above, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) Short-term instruments which are purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market; short-term instruments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market; and which in either case reflects fair value as determined by the Board of Directors;

         (4) Short-term money market instruments having maturities of more than sixty days for which market quotations are readily available are valued at current market value; where market quotations are not available, such instruments are valued at fair value as determined by the Board of Directors; and

         (5) The following are valued at prices deemed in good faith to be fair under procedures established by the Board of Directors: (a) securities, including restricted securities, for which complete quotations are not readily available, (b) listed securities or those on NMS if, in the Company's opinion, the last sales price does not reflect a current market value or if no sale occurred, and (c) other assets.


-------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS
-------------------------------------------------------------------------------



         The Directors and officers of the Company are:

         J. VIRGIL EARLY, Age 60, Director; Principal in J. Virgil
Early & Associates (business consulting); former Executive Vice President of Huntington Bankshares, Inc. Mr. Early's business address is J. Virgil Early & Associates, 11 Bliss Lane, Jekyll Island, Georgia 31527.

         *WALTER B. GRIMM, Age 52, Director and President; employee of BISYS Fund Services Limited Partnership since June, 1992.

         WILLIAM M. HIGGINS, Age 54, Director; Senior Vice President and Director of Sena Weller Rohs Williams Inc. (investment advisory services); former President and Director of Reynolds DeWitt Advisers, Inc. and former Vice President of Reynolds DeWitt Securities Co. Mr. Higgins' business address is Sena Weller Rohs Williams, Inc., 300 Main Street, 4th Fl., Cincinnati, OH 45202.

         *HARVEY M. SALKIN, PH.D., Age 52, Director; Professor, Case Western Reserve University; former President and major shareholder of Mathematical Investing Systems, Inc. Dr. Salkin's business address is Case Western Reserve University, Department of
Operations Research, 10900 Euclid Avenue, Cleveland, Ohio  44106-
7235.

         DONALD C. SIEKMANN, Age 59, Director; retired; former partner of Arthur Andersen (independent public accountants). Mr. Siekmann's business address is 425 Walnut Street, Cincinnati, Ohio 45243.

        CHARLES L. BOOTH, Age 38, Vice President, employee of BISYS Fund Services Limited Partnership since April, 1988.

         THOMAS E. LINE, Age 29, Treasurer; employee of BISYS Fund Services Limited Partnership since January, 1997; prior to January, 1997, Senior Audit Manager for KPMG Peat Marwick LLP (independent public accountants).

         C. DAVID BUNSTINE, Age 31, Secretary; employee of BISYS Fund Services Limited Partnership since December, 1987.

         ALAINA V. METZ, Age 31, Assistant Secretary; employee of BISYS Fund Services Limited Partnership since June, 1995; prior to June, 1995, supervisor at Alliance Capital Management, L.P. (investment management firm).

         *These Directors are interested persons of the Company as defined under the 1940 Act.

         Except as set forth above, the address of all Directors and officers of the Company is 3435 Stelzer Road, Columbus, Ohio 43219.

         During the fiscal year ended December 31, 1997, no Director or officer affiliated with Provident, DRZ, any other sub-adviser, the Distributor or BISYS Fund Services Ohio, Inc. received any direct remuneration from the Company.

         The following table sets forth information regarding all compensation paid by the Company to its directors for their services as directors during the fiscal year ended December 31, 1997. The Company has no pension or retirement plans.


                               COMPENSATION TABLE

                                                               Total Compensation
                                           Aggregate            from the Company
              Name and Position        Compensation from          and the Fund
               With the Company           the Company               Complex*
               ----------------           -----------               --------
J. Virgil Early,                            $7,000                   $7,000
Director

William M. Higgins,                          7,000                   7,000
Director

Harvey M. Salkin,                 7,000                                7,000
Director

Donald C. Siekmann,                -0-                                  -0-
Director (1)

Stephen G. Mintos,                 -0-                                  -0-
Director (2)


* For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.

(1) Mr. Siekmann did not become a Director of the Company until February 27, 1998.

(2) Mr. Mintos served as a Director of the Company until January 30, 1998, when Mr. Grimm was elected to fill such position.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
-------------------------------------------------------------------------------

INVESTMENT ADVISER

         Subject to the general supervision of the Company's Board of Directors and in accordance with the Funds' investment objectives, policies and restrictions, investment advisory services are provided to the Funds of the Company by The Provident Bank, One East Fourth Street, Cincinnati, Ohio 45202 ("Provident") pursuant to the Investment Advisory Agreement dated as of August 1, 1994, as amended as of January 1, 1997 (the "Investment Advisory Agreement").

         Provident's services as investment adviser are provided through its Capital Management Group. Provident's Trust and Financial Services Group currently manages assets of approximately $800 million. The Company is the first registered investment company for which Provident has provided investment advisory services.

         Provident is an Ohio banking corporation which, with its affiliates, as of December 31, 1997, provided commercial lending, lease financing, consumer credit, credit card, discount brokering, data processing, personal loan financing and trust and asset management services through over 70 branch offices located in Ohio and Kentucky. Provident is a subsidiary of Provident Financial Group, Inc., a bank holding company headquartered in Cincinnati, Ohio, with approximately $7.1 billion in total consolidated assets as of December 31, 1997. Through its Ohio and Kentucky banking subsidiaries, Provident Financial Group, Inc. provides a wide range of banking services to individuals and businesses.

         Provident's Capital Management Group employs an experienced staff of professional investment analysts, portfolio managers and traders and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities.

         Under the Investment Advisory Agreement, Provident has agreed to provide, either directly or through one or more sub-advisers, investment advisory services for each of the Company's Funds as described in the Prospectus. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each of the Company's Funds pays Provident a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund. The annual rates for the Funds are as follows: fifteen one-hundredths of one percent (.15%) for the Money Market Fund; forty one-hundredths of one percent (.40%) for the Income Fund; ninety-five one-hundredths of one percent (.95%) for the Income Equity Fund; eighty one-hundredths of one percent (.80%) for each of the Stock Appreciation Fund and the Large Company Fund; and ninety one-hundredths of one percent (.90%) for the Balanced Fund. Provident may periodically voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends.

         Under the Investment Advisory Agreement, for the fiscal years ended December 31, 1997, 1996 and 1995, the Funds incurred the following investment advisory fees:

                                               Year Ended                   Year Ended                   Year Ended
                FUND                            12/31/97                     12/31/96                     12/31/95
                ----                            --------                     --------                     --------
Money Market                           $         242,900            $         259,214             $        221,912

Income                                           200,909                      143,483                      144,461

Income Equity                                    898,800                      688,484                      407,229

Stock Appreciation                               214,758                      294,183                       83,982(1)

Balanced                                         185,950                      183,256                       76,231

Large Company                                    251,705(2)                     N/A                          N/A

--------------------

(1) Commenced operations on September 30, 1995.

(2) Commenced operations on January 2, 1997.

         For the fiscal years ended December 31, 1997, 1996, and 1995, Provident waived investment advisory fees or reimbursed the Funds for certain expenses in the following amounts:


                                     Year Ended       Year Ended         Year Ended
                Fund                  12/31/97         12/31/96           12/31/95
                ----                  --------         --------           --------
Money Market                             --               --                 --

Income                                   --               --                $548

Income Equity                            --             $36,661            73,635

Stock Appreciation                       --               --                 900

Balanced                               $20,662           28,720            69,745

Large Company                            --             N/A(1)             N/A(1)

--------------------

(1)      Commenced operations on January 2, 1997.



         The Directors of Provident are Robert L. Hoverson, Jack M. Cook, Allen
L. Davis, Thomas D. Grote, Jr., Philip R. Myers, Joseph A. Pedoto, Sidney A. Peerless, M.D., and Joseph A. Steger.

         The principal executive officers of Provident are Robert L. Hoverson, President and Chief Executive Officer; Philip R. Myers, Senior Executive Vice President; John R. Farrenkopf, Senior Vice President and Chief Financial Officer; and Mark E. Magee, Senior Vice President, General Counsel and Secretary.


         Unless sooner terminated, the Investment Advisory Agreement and the Sub-Investment Advisory Agreement (as described below) continue in effect as to a particular Fund for successive one-year periods ending December 31 of each year if such continuance is approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding shares of such Fund (as defined under "The Company and its Funds" in the Prospectus) and a majority of the Directors who are not parties to the Investment Advisory Agreement or the Sub-Investment Advisory Agreement or interested persons (as defined in the 1940
Act) of any party to the Investment Advisory Agreement or the Sub-Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement and the Sub-Investment Advisory Agreement are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Fund, by vote of a majority of the outstanding shares of that Fund, or by Provident, or, in the case of a sub-adviser, on 60 days' prior written notice from such sub-adviser. Such Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement and the Sub-Investment Advisory Agreement provide that the respective investment adviser or sub-investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective investment advisers or sub-investment adviser in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

SUB-ADVISER

         Pursuant to the terms of the Investment Advisory Agreement, Provident has entered into a Sub-Investment Advisory Agreement dated as of August 15, 1995, as amended as of January 1, 1997, with DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando, Florida 32801 ("DRZ"). Pursuant to the terms of such Sub-Investment Advisory Agreement, DRZ has been retained by Provident to manage the investment and reinvestment of that portion of the assets of the Income Equity Fund allocated to DRZ by the Company's Board of Directors subject to the direction and control of the Company's Board of Directors.

         Under this arrangement, DRZ is responsible for the day-to-day management of that specified portion of the Income Equity Fund's assets, investment performance, policies and guidelines, and maintaining certain books and records, and Provident is responsible for selecting and monitoring the performance of DRZ, the day-to-day management of that portion of the Income Equity Fund's assets allocated to it by the Company's Board of Directors, and for reporting the activities of DRZ in managing the Income Equity Fund to the Company's Board of Directors.

         For its services provided and expenses assumed pursuant to its Sub-Investment Advisory Agreement with Provident, DRZ receives from Provident, a fee computed daily and paid monthly, at the annual rate of fifty one-hundredths of one percent (0.50%) of the Income Equity Fund's average daily net assets of up to $55 million and fifty-five one-hundredths of one percent (0.55%) of the Income Equity Fund's average daily net assets of $55 million and above. In addition, DRZ has indicated a willingness to manage net assets of the Income Equity Fund up to $75 million (exclusive of capital appreciation and depreciation and reinvestment of dividends), but not beyond. The Board of Directors have considered and shall continue to consider such limitation in determining what portion of the Income Equity Fund's assets should be allocated to DRZ to be managed.

         DRZ is owned jointly by Gregory M. DePrince, John D. Race and
Victor A. Zollo, Jr. DRZ was established on March 1, 1995, to provide mutual funds and other institutional investors with investment management services. Prior to April 1995, Messrs. DePrince, Race and Zollo were officers and directors of SunBank Capital Management, N.A., 200 South Orange Avenue, Orlando, Florida 32801 ("SunBank"), and now serve as the directors and officers of DRZ.

         From August 1, 1994, to August 14, 1995, SunBank served as the sub-investment adviser to the Income Equity Fund pursuant to a Sub-Investment Advisory Agreement dated August 1, 1994 (the "SunBank Sub-Advisory Agreement"). Pursuant to the SunBank Sub-Advisory Agreement, SunBank received a fee, computed daily and paid monthly, at the annual rate of thirty-five one-hundredths of one percent (0.35%) of the Income Equity Fund's average daily net assets.

         Pursuant to the terms of the SunBank Sub-Advisory Agreement, for the period from January 1, 1995, to August 14, 1995, Provident paid $51,630 and $92,579, respectively, to SunBank in sub-investment advisory fees. For the fiscal years ended December 31, 1997 and 1996 and for the period from August 15, 1995 to December 31, 1995, Provident paid $470,539, $298,193 and $77,303, respectively, to DRZ in sub-investment advisory fees.

         From August 1, 1994 to December 31, 1996, James Investment Research, Inc., 1349 Fairground Road, Beavercreek, Ohio 45385 ("JIR"), served as the sub-investment adviser to the Balanced Fund pursuant to a Sub-Investment Advisory Agreement dated August 1, 1994 (the "JIR Sub-Advisory Agreement"). For its services provided and expenses assumed pursuant to the JIR Sub-Advisory Agreement with Provident, JIR received from Provident a fee, computed daily and paid monthly, at the annual rate of fifty one-hundredths of one percent (.50%) of the Balanced Fund's average daily net assets. Pursuant to the terms of the JIR Sub-Advisory Agreement, for the fiscal years ended December 31, 1996 and 1995, Provident paid JIR a total of $77,267 and $25,332, respectively, in sub-investment advisory fees.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

         In addition to serving as investment adviser, Provident has entered into an Amended and Restated Custodian, Fund Accounting and Recordkeeping Agreement with the Company to provide custody and certain fund accounting services to the Funds. Under the Amended and Restated Custodian, Fund Accounting and Recordkeeping Agreement dated as of August 1, 1994, as amended as of January 1, 1997, Provident receives an annual fee from each Fund, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund. The annual rates for the Funds are as follows: .05% for the Money Market Fund; .10% for the Income Fund; and .15% for each of the Income Equity Fund, the Balanced Fund, the Large Company Fund and the Stock Appreciation

Fund. As custodian, Provident is responsible for safeguarding all securities and cash of the Funds.

         The following table sets forth the fees incurred by the Funds for the custody and fund accounting services provided by Provident for the fiscal years ended December 31, 1997, 1996 and 1995:

                                                               Fiscal Year Ended
                                                                 December 31,
                                                               ---------------------

                FUND                    1997                   1996                     1995
                ----                    ----                   ----                     ----
Money Market                          $81,531                $86,401                 $73,973

Income                                 55,655                 35,870                  36,115

Income Equity                         144,048                108,638                  72,596

Balanced                               33,160                 30,516                  12,666

Stock Appreciation                     42,139                 55,160                  15,578(1)

Large Company                          49,119(2)               N/A                     N/A


--------------------------

(1) Commenced operations September 30, 1995.

(2) Commenced operations January 2, 1997.

         Under the Master Transfer and Recordkeeping Agreement dated February 24, 1992, as amended as of March 23, 1997, the Funds pay Provident the following fees for transfer agency services. The Money Market Fund pays a minimum annual fee of $24,000 for the first 500 shareholder accounts. For shareholder accounts of the Money Market Fund in excess of 500, the Money Market Fund pays an additional annual fee of $24 for each open shareholder account and $12 for each closed shareholder account. The Stock Appreciation Fund pays a minimum annual fee of $36,000 for the first 750 shareholder accounts. For shareholder accounts in excess of 750, the Stock Appreciation Fund pays an additional annual fee of $18 for each open shareholder account and $9 for each closed shareholder account. All other Funds pay a minimum annual fee of $40,000 for the first 750 shareholder accounts and, for shareholder accounts in excess of 750, an additional annual fee of $20 for each open shareholder account and $10 for each closed shareholder account.

         The following table sets forth the total amount of fees incurred by the Funds with respect to transfer agency and recordkeeping services for the fiscal years ended December 31, 1997, 1996 and 1995:


                                               Year Ended                   Year Ended                   Year Ended
                FUND                            12/31/97                     12/31/96                     12/31/95
                ----                            --------                     --------                     --------
Money Market                                    $33,896                      $79,137                      $59,257

Income                                           50,879                       38,891                       37,402

Income Equity                                    96,037                       58,165                       42,860

Balanced                                         61,796                       44,600                       22,857

Stock Appreciation                              118,492                       38,988                        9,834(1)

Large Company                                    41,424(2)                      N/A                          N/A


-----------------------------

(1) Commenced operations September 30, 1995.

(2) Commenced operations January 2, 1997.

-------------------------------------------------------------------------------
                             SECURITIES TRANSACTIONS
-------------------------------------------------------------------------------

         Each adviser, under policies established by the Board of Directors, selects broker-dealers to execute transactions for the Funds. It is the policy of the Company, in effecting transactions in portfolio securities, to seek best execution of and best price for orders. The determination of what may constitute best execution and price in the execution of a transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to a Fund, involving both the price paid or received and any commissions and other costs paid, the breadth of the market where executed, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Board of Directors in determining the overall reasonableness of brokerage commissions paid. In determining best execution and selecting brokers to execute transactions, the advisers may consider brokerage and research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information provided to the Funds or to any other account over which the advisers or their affiliates exercise investment discretion. Each adviser is authorized to pay broker-dealers who provide such brokerage and research services a commission for executing each such Fund's transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or to the adviser is considered to be in addition to and not in lieu of services required to be performed by such adviser under its agreement with the Company. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreements, the advisers are permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the advisers do follow such a practice, they will do so on a basis which is fair and equitable to the Company and its Funds.

         From time to time DRZ may direct brokerage transactions for the Income Equity Fund to brokerage firms in return for research services from such firms. Such research services include performance measurement services, databases containing financial and other information on companies, news retrieval systems, stock quote systems, and computer software programs that measure performance, identify companies on the basis of certain selection criteria, and allocate trades. For the fiscal year ended December 31, 1997, DRZ directed such transactions to the following brokers in the following amounts and paid the following brokerage commissions:


                                            AMOUNT OF         BROKERAGE
                     BROKER                TRANSACTION       COMMISSIONS

Alpha Management                           $    63,453          $ 1,300

Bear Stearns                                 1,384,457            1,740

Cantor Fitzgerald                            1,484,117            2,385

First Boston Co.                            17,739,821           23,356

Merrill Lynch Co.                            3,584,547            5,665

Paine Webber Co.                             7,752,097           13,128

Robertson, Stephens                         11,638,800           18,523
Company

Standard & Poors Co.                           762,219              875
                                           -----------          -------

TOTAL                                      $44,409,511          $66,972
                                           ===========          =======



         In addition, DRZ, on behalf of the Income Equity Fund, in the past has directed brokerage transactions to certain brokerage firms, including First Boston Corporation, which participate in a "step-out" program. In such program, the brokerage firm initiates the trade for the Fund and then steps away from a portion of that trade and its related commission. Another broker then steps in to complete the "stepped-out" trade, receives the commission and then refunds a portion of such commissions to the Income Equity Fund. To date, Provident Securities & Investment Company, an affiliate of Provident, has been the broker which has stepped in to complete such trades. For the fiscal year ended December 31, 1997, the total amount of brokerage transactions so directed by DRZ was $63,479,843, and the total amount of brokerage commissions paid on such transactions was $94,429.


         On behalf of the Stock Appreciation Fund, Provident from time to time directs brokerage transactions to Autranet (a subsidiary of Donaldson, Lufkin & Jenrette) in return for fundamental and technical research on equity securities. For the fiscal year ended December 31, 1997, Provident directed brokerage transactions to Autranet in the aggregate amount of $2,074,409 and paid in connection therewith, on behalf of the Stock Appreciation Fund, $3,264 in brokerage commissions for those transactions.

         The Money Market Fund and the Income Fund expect that purchases and sales of income securities usually will be principal transactions. Income securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by such Fund for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or reflect a dealer's mark down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Income Fund may seek to maximize the rate of return on its portfolio by engaging in short-term trading consistent with its investment objective. Trading will occur primarily in anticipation of or in response to market developments or to take advantage of a market decline (a rise in interest rates) or to purchase in anticipation of a market rise (a decline in interest rates) and later sell. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what Provident believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such things as changes in the overall demand for, or supply of, various types of U.S. government securities and other eligible securities or changes in the investment objectives of investors. This policy of short-term trading may result in a higher portfolio turnover and increased expenses.

         The Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund expect that purchases and sales of equity securities usually will be effected through brokerage transactions for which commissions will be payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or mark down. Where transactions are made in the over-the-counter market, such Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Income Equity Fund may participate, if and when practicable, in group bidding for the purchase directly from an issuer of certain securities for such Fund in order to take advantage of the lower purchase price available to members of such a group.

         The Company's Board of Directors has determined that each Fund may follow a policy of considering sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

         The policy of the Company with respect to brokerage is and will be reviewed by the Board of Directors from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

         Investment decisions for the Funds are made independently from similar accounts managed by the advisers. Such similar accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and such accounts managed by the advisers, the transaction will be averaged as to price and available investments allocated as to amount in the manner which each adviser believes to be equitable to a Fund and such accounts. In some instances, these investment procedures may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, each adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for its similar accounts in order to obtain best execution.

         The following table sets forth brokerage commissions paid by the Funds for the past three fiscal years:

                                                             For the Year Ended(1)

                FUND                           12/31/97                     12/31/96                      12/31/95
                ----                           --------                     --------                      --------

Money Market                                $     -0-                     $     -0-                     $    -0-

Income                                            -0-                           -0-                          -0-

Income Equity                                405,332(2)                    304,979(3)                    269,007(4)

Balanced                                      31,075                        27,535                        15,465

Stock Appreciation                            55,999                       218,171                       446,816(5)

Large Company (6)                             49,791                           N/A                          N/A

--------------------

(1) Unless otherwise indicated, no brokerage commissions were paid to an affiliated broker-dealer.


(2) Of this amount, $94,429 was paid to Provident Securities & Investment Company, an affiliate of Provident ("PSI"). Such amount does not reflect any commissions refunded to such Fund as described above. Such commissions paid to PSI constituted approximately 23.3% of all brokerage commissions paid by such Fund during the past fiscal year. Approximately 22.2% of the aggregate dollar amount of brokerage transactions, as a percentage of such Fund's total brokerage transactions, were effected through PSI.


(3)      Of this amount, $76,751 was paid to PSI.

(4)      Of this amount, $67,723 was paid to PSI.

(5) Includes the fiscal year ended September 30, 1995 and the fiscal period of October 1, 1995, through December 30, 1995.

         The amount of brokerage commissions paid by the Stock Appreciation
Fund has decreased substantially from previous fiscal years as a result of such Fund's decreased portfolio turnover due to a change in the strategy for managing such Fund.


(5) Commenced operations January 2, 1997.


         During the fiscal year ended December 31, 1997, each of the Funds, other than the Stock Appreciation Fund, held securities of the Company's regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, or their parent companies, including those of Morgan Stanley Dean Witter Discover & Co., Lehman Brothers Holdings, Inc., Travelers Insurance, Merrill Lynch & Co., Inc., A.G. Edwards and Prudential Funding Corp. At December 31, 1997, the Money Market Fund held approximately $5,500,000 of Merrill Lynch discount notes, a $15,000,000 repurchase agreement with Merrill Lynch, a $16,408,000 repurchase agreement with Dean Witter and approximately $6,000,000 of Morgan Stanley, Dean Witter Discover & Co. discount notes. As of such date, the Income Fund held approximately $335,000 of Discover Card Trust bonds, the Income Equity Fund held approximately $785,000 of A.G. Edwards common stock, the Large Company Fund held approximately $485,000 of Travelers Common Stock and the Balanced Fund held approximately $165,000 of Merrill Lynch & Co., Inc. bonds.


-------------------------------------------------------------------------------
                                  ADMINISTRATOR
-------------------------------------------------------------------------------



         BISYS Fund Services Limited Partnership serves as administrator (the "Administrator") to the Company and each Fund pursuant to the Administration Agreement dated February 1, 1996, as amended as of January 1, 1997 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by Provident and DRZ under the Investment Advisory Agreement and Sub-Investment Advisory Agreement, as applicable, and by Provident under the Custodian, Fund Accounting and Recordkeeping Agreement and under the Master Transfer and Recordkeeping Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Company, furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file all the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and transfer agent; prepare compliance filings pursuant to state securities laws; assist to the extent requested by the Company with the Company's preparation of its Annual and SemiAnnual Reports to Shareholders and its Registration Statements (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; in the case of the Money Market Fund, periodic review of the amount of the deviation, if any, of the current net asset value per share (calculated using available market quotations or an appropriate substitute that reflects current market conditions) from the Money Market Fund's amortized cost price per share; and generally assist in all aspects of the Company's operations other than those performed by Provident and DRZ under the Investment Advisory Agreement and Sub-Investment Advisory Agreement, and by Provident under the Custodian, Fund Accounting and Recordkeeping Agreement and under the Master Transfer and Recordkeeping Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, at the annual rate of 0.20% of that Fund's average daily net assets. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

         Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until December 31, 1999. The Administration Agreement thereafter shall be renewed automatically for successive two-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Company's Board of Directors or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any error or judgment or mistake of law or any loss suffered by the Company in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

         The following table sets forth the fees paid by the Funds for administrative services for the past three fiscal years:

                                       Year Ended                   Year Ended                    Year Ended
                FUND                   12/31/97                     12/31/96                      12/31/95
                ----                   --------                     --------                      --------
Money Market                           $323,868                     $345,611                      $296,255

Income                                  100,455                       71,742                        72,231

Income Equity                           189,223                      144,850                        96,796

Stock Appreciation                       53,690                       73,546                        20,771(1)

Balanced                                 41,323                       40,688                        16,888

Large Company                            62,927(2)                      N/A                          N/A


--------------------

(1) Commenced operations October 1, 1995.

(2) Commenced operations January 2, 1997.



-------------------------------------------------------------------------------
                                   DISTRIBUTOR
-------------------------------------------------------------------------------



         The Distributor serves as distributor to the Company and each of the Funds pursuant to a Distribution Agreement dated February 1, 1994, as amended as of January 1, 1997 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement continues for successive one-year periods ending December 31 of each year if approved at least annually by the Company's Board of Directors or by the vote of a majority of the outstanding shares of the Company, and by the vote of a majority of the Directors of the Company who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         For the fiscal years ended December 31, 1997, 1996 and 1995, commissions paid to the Distributor under the Distribution Agreement with respect to the sale of shares of the Company, after discounts to dealers, were $279,254, $675,842 and $314,870, respectively. For the fiscal year ended December 31, 1997, $386 were reallowed by the Distributor to PSI.


-------------------------------------------------------------------------------
                               DISTRIBUTION PLANS
-------------------------------------------------------------------------------



         Each Fund has adopted a Distribution and Shareholder Service Plan and Agreement relating to its Investor A class of shares (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act. In addition, each of the Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund has adopted a Distribution and Shareholder Service Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act relating to its Investor B Class of Shares (the "Investor B Plan"). The Investor A Plan and the Investor B Plan are hereinafter referred to as the "Plans." Rule 12b-1 regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares. Each Fund adopted both its Investor A Plan and Investor B Plan prior to the public offering of its shares of that class. The Investor A Plan provides that a Fund may incur certain expenses which may not exceed a maximum amount up to 0.25% of such Fund's average daily net assets for any fiscal year occurring after the inception of the Investor A Plan. Amounts paid under the Investor A Plan are to be paid to the Distributor in order to pay costs of distribution of a Fund's Investor A shares, including payment to the Distributor for efforts expended in respect of or in furtherance of sales of Investor A shares of the Fund and to enable the Distributor to pay or to have paid to others who sell or have sold Fund Investor A shares a maintenance or other fee, at such intervals as the Distributor may determine in respect of Fund Investor A shares previously sold by any such others at any time and remaining outstanding during the period in respect of which such fee is or has been paid. Such payments would be made through the Distributor to compensate broker-dealers and others whose clients invest in Investor A shares of a Fund for continuing services to their clients based on the average daily net asset value of such accounts remaining outstanding on the books of the Fund for specified periods.

         The Investor B Plan authorizes a Fund to make payments to the Distributor in an amount not in excess, on an annual basis, of 1.00% of the average daily net asset value of the Investor B shares of that Fund. Pursuant to the Investor B Plan, a Fund is authorized to pay or reimburse the Distributor
(a) a distribution fee in an amount not to exceed on an annual basis .75% of the average daily net asset value of Investor B shares of that Fund (the "Distribution Fee") and (b) a service fee in an amount not to exceed on an annual basis .25% of the average daily net asset value of the Investor B shares of such Fund (the "Service Fee"). Payments of the Distribution Fee to the Distributor pursuant to the Investor B Plan will be used (i) to compensate Participating Organizations (as defined below) for providing distribution assistance relating to Investor B shares, and (ii) for promotional activities intended to result in the sale of Investor B shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders. Payments of the Service Fee to the Distributor pursuant to the Investor B Plan will be used to compensate Participating Organizations for providing shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Investor B shares. Participating Organizations include banks (including Provident and its affiliates), broker-dealers and other institutions.

         The Funds make no payments in connection with the sales of their shares other than the fees paid to the Distributor under the respective Plans. As a result, the Funds do not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Funds, or interest, carrying or other financing charges in connection with excess amounts expended.

         All persons authorized to direct the disposition of monies paid or payable by a Fund pursuant to a Plan or any related agreement must provide to the Company's Board of Directors at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made. Representatives, brokers, dealers or others receiving payments from the Distributor pursuant to a Plan must determine that such payments and the services provided in connection with such payments are appropriate for such persons and are not in violation of regulatory limitations applicable to such persons.

         While each Plan is in effect, the selection and nomination of Directors of the Company who are not "interested persons" as defined by the 1940 Act ("Independent Directors") is committed to the discretion of the Independent Directors then in office.

         Each Plan was approved by the Board of Directors and by those Independent Directors who have no direct or indirect financial interest in the operation of each Plan or any agreements of the Company or any other person related to a Plan ("Rule 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on such Plan. Each Plan may be continued annually if approved by a majority vote of the Directors, and by a majority of the Rule 12b-1 Directors, cast in person at a meeting called for that purpose. Each Plan may not be amended in order to increase materially the amount of distribution expenses permitted under a Plan without being approved by a majority vote of the outstanding voting shares of that class of the Fund. Each Plan may be terminated as to a specific class of a Fund at any time by a majority vote of the Rule 12b-1 Directors or a majority of the outstanding voting shares of the effected class of that Fund.

         For the fiscal year ended December 31, 1997, the following amounts were payable by the Funds to the Distributor and waived by the Distributor, respectively, under the Plans.

                                                        INVESTOR A PLAN                     INVESTOR B PLAN
                                                        ---------------                     ---------------
                     FUND                          PAYABLE           WAIVED            PAYABLE           WAIVED
                     ----                          -------           ------            -------           ------
Money Market Fund                              $404,830        $242,899                         N/A(1)

Income Fund                                     122,072          29,297                $13,985             $0

Income Equity Fund                              202,966          41,154                134,238              0

Stock Appreciation Fund                          64,711               0                  9,604              0

Balanced Fund                                    24,764          10,678                107,557              0

Large Company Fund(2)                            76,802               0                  7,423              0


-----------------------------

(1) The Money Market Fund does not offer Investor B shares and therefore does not make payments under the Investor B Plan.

(2)      Commenced operations January 2, 1997.

-------------------------------------------------------------------------------
                                  CAPITAL STOCK
-------------------------------------------------------------------------------

         The Company has authorized capital of 3,000,000,000 shares, $.001 par value. The Company's Articles of Incorporation authorizes the Board of Directors to divide the Company's capital stock into unlimited series and classes. The Company presently has issued and outstanding six series of shares which represent interests in the Funds of the Company. The shares of each Fund, other than the Money Market Fund, are offered in two separate Classes: Investor A shares and Investor B shares. Shares of the Money Market Fund are only offered in the Investor A class of shares. Each share of the Company is entitled to one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Shares are fully paid and non-assessable when issued and have no preemptive, conversion or exchange rights except as otherwise described in the Prospectus. Shareholders are entitled to redeem their shares as set forth under "How to Redeem Shares" in the Prospectus. The shares are transferable without restriction. The Company does not issue certificates representing shares.

         Company shares have non-cumulative rights, which means that the holders of more than 50% of shares voting for the election of Directors can elect 100% of the Directors if they choose to do so and, in such event, the holders of the remaining shares so voting are not able to elect any Directors.


-------------------------------------------------------------------------------
                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS
-------------------------------------------------------------------------------


TOTAL RETURN

         Total return quotations for each of the Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which a Fund has had operations, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The average annual total returns of each of the Investor A Shares of the Funds are as follows:

                                Investor A Shares

                                            WITH FRONT-END SALES LOADS*
                                            --------------------------


                                       One Year               Five Years               Ten Years               Inception
                                         Ended                   Ended                   Ended                    to
             FUND                      12/31/97                12/31/97                12/31/97               12/31/97(1)
             ----                      --------                --------                --------               -----------
Money Market                             5.02%                   4.42%                    N/A                    4.36%

Income                                   2.17%                   4.31%                    N/A                    3.86%

Income Equity                           22.48%                  17.41%                    N/A                   18.44%

Stock                                   13.50%                   9.60%                  13.48%                  10.33%
Appreciation(2)

Balanced                                11.53%                    N/A                     N/A                   10.93%


                                                 Investor A Shares
                                           WITHOUT FRONT-END SALES LOADS*
                                           -----------------------------


                                       One Year               Five Years               Ten Years               Inception
                                         Ended                   Ended                   Ended                    to
             FUND                      12/31/97                12/31/97                12/31/97               12/31/97(1)
             ----                      --------                --------                --------               -----------
Money Market                             5.02%                   4.42%                    N/A                    4.36%

Income                                   6.94%                   5.28%                    N/A                    4.77%

Income Equity                           28.20%                  18.48%                    N/A                   19.48%

Stock                                   18.79%                  10.61%                  14.01%                  10.82%
Appreciation(2)

Balanced                                16.77%                    N/A                     N/A                   12.47%

-------------------------

* Investor A Shares of the Money Market Fund are not subject to a front-end sales load.

(1) Dates of Inception: Money Market and Income Funds -- 10/1/92; Income Equity Fund -- 10/8/92; Stock Appreciation Fund -- 7/23/87; and the Balanced Fund -- 9/1/94.

(2) The performance for the Stock Appreciation Fund includes the performance of the MIM Stock Appreciation Fund, the Stock Appreciation Fund's predecessor.


         The average annual total returns of each of the Investor B Shares of the Funds are as follows:

                                                                   Investor B Shares
                                                               (with Contingent Deferred Sales Load)
               FUND                          ONE YEAR ENDED 12/31/97               INCEPTION TO 12/31/97(3)(4)
               ----                          -----------------------               ---------------------------
Income                                                2.07%                                    4.07%

Income Equity                                        23.23%                                   18.78%

Stock Appreciation                                   13.97%                                    9.85%

Balanced                                             11.82%                                   11.25%

                                           Investor B Shares
                                (without Contingent Deferred Sales Load)

Fund                     One Year Ended 12/31/97       Inception to 12/31/97(3)(4)
----                     -----------------------       ---------------------------
Income                            6.07%                            4.23%
Income Equity                    27.17%                           18.87%
Stock Appreciation               17.86%                           11.34%
Balanced                         15.82%                           11.95%

-------------
(3) Dates of Inception -- the Income, Income Equity and Balanced Funds -- 1/15/95; and the Stock Appreciation Fund -- 10/1/95.

(4) Includes the total return for the Investor A shares from January 1, 1995 to January 16, 1995.

         Without reimbursement of expenses and/or waiver of fees by Provident, the average annual total returns of the Money Market Fund, the Income Fund, the Income Equity Fund and the Balanced Fund for such periods would have been lower.

         For the one year, five year and ten year periods ended December 31, 1997, the average annual total returns for the Large Company Fund including the CIFs (the predecessors to the Large Company Fund whose returns have been restated to reflect the estimated fees for the Large Company Fund for the past fiscal year) are as follows:


                                                  INVESTOR A SHARES

                WITH FRONT-END SALES LOADS                               WITHOUT FRONT-END SALES LOADS

    ONE YEAR           FIVE YEAR            TEN YEAR           ONE YEAR            FIVE YEAR            TEN YEAR
    --------           ---------            --------           --------            ---------            --------

     22.19%              17.38%              14.72%             27.93%               18.46%              15.26%



                                                  INVESTOR B SHARES

           WITH CONTINGENT DEFERRED SALES LOADS                     WITHOUT CONTINGENT DEFERRED SALES LOADS

    ONE YEAR           FIVE YEAR            TEN YEAR           ONE YEAR            FIVE YEAR            TEN YEAR
    --------           ---------            --------           --------            ---------            --------
     22.97%              17.37%              14.41%             26.97%               17.50%              14.30%



         These performance figures for periods prior to January 2, 1997, are not those of the Large Company Fund. And, of course, past performance is no guarantee as to future performance.

30-DAY YIELD

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a recent 30-day period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

         For the 30-day period ended December 31, 1997, the yields of the indicated Funds are as follows:

                                            INVESTOR A SHARES                         INVESTOR B SHARES

                                   With Front-                Without                Without Contingent
                                    End Sales                Front-End                 Deferred Sales
                                      LOADS                 SALES LOADS                     LOAD
Income Fund                           4.60%                    4.82%                        4.12%

Balanced Fund                         1.26%                    1.32%                       0.41%

Income Equity                         0.93%                    0.97%                       0.04%
Fund

Large Company                        (0.13)%                  (0.13)%                     (1.28)%
Fund



         Without reimbursement of expenses and/or waiver of fees, the current yields of the Income Fund, the Income Equity Fund and the Balanced Fund for the same period would have been lower.

SEVEN-DAY YIELD

         The yield for the Money Market Fund as it may appear from time to time in advertisements will be calculated by determining the net change, exclusive of capital changes (all realized and unrealized gains and losses), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, multiplying the base period return by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. The determination of net change in account value will reflect the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares and all fees charged to all shareholder accounts in proportion to the length of the base period and the Money Market Fund's average account size.

         If realized and unrealized gains and losses were included in the yield calculation, the yield of the Money Market Fund might vary materially from that reported in advertisements. For the seven-day period ended December 31, 1997, the current yield of the Money Market Fund was 5.01%.

         In addition to the yield of the Money Market Fund, its effective yield may appear from time to time in advertisements. The effective yield will be calculated by compounding the unannualized base period yield by adding 1 to the quotient, raising the sum to a power equal to 365 divided by 7, subtracting 1 from the result and carrying the resulting effective yield figure to the nearest hundredth of one percent. For the seven-day period ended December 31, 1997, the effective yield of the Money Market Fund was 5.13%.

         The yield and effective yield as quoted in such advertisements will not be based on information as of a date more than fourteen days prior to the date of their publication. Each yield will vary depending on market conditions and principal. Each yield also depends on the quality, maturity and type of instruments held and operating expenses. The advertisements will include, among other things, the length of the base period and the date of the last day in the base period used in computing the quotation.

DISTRIBUTION RATES

         Each of the Income Fund, the Income Equity Fund, the Balanced Fund, the Stock Appreciation Fund and the Large Company Fund may from time to time advertise current distribution rates which are calculated in accordance with the method disclosed in the Prospectus. The following table sets forth the distribution rates of the Investor A and B Shares for the year ended December 31, 1997.

                                                                 Investor A Shares

                                     With Front-End Sales Loads                 Without Front-End Sales Loads

                                   INCLUDES              EXCLUDES              INCLUDES               EXCLUDES
FUND                            CAPITAL GAINS         CAPITAL GAINS         CAPITAL GAINS          CAPITAL GAINS
----                            -------------         -------------         -------------          -------------
Income                               5.87%                5.87%                  6.14%                 6.14%

Income Equity                       28.76%                1.34%                 30.11%                 1.40%

Balanced                            10.29%                1.78%                 10.77%                 1.86%

Stock Appreciation                  20.50%                   0%                 21.46%                    0%

Large Company                       11.99%                0.24%                 12.55%                 0.25%


                                                             Without Contingent Deferred Sales Loads

                                                   INCLUDES CAPITAL GAINS             EXCLUDES CAPITAL GAINS
FUND
Income                                                     5.47%                               5.47%

Income Equity                                              28.47%                              0.48%

Balanced                                                   10.03%                              1.41%

Stock Appreciation                                         20.74%                               0%

Large Company                                              12.37%                               0%


GENERAL

         The yield and total return of any investment are generally a function of quality and maturity, type of investment and operating expenses. A Fund's yields and total return will fluctuate from time to time and are not necessarily representative of future results.

         Yield and total return information is useful in reviewing a Fund's performance, but because yield and total return will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time. An investor's principal is not guaranteed by the Fund.

         From time to time, the Company may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (a) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (b) discussions of general economic trends; (c) presentations of statistical data to supplement such discussions;
(d) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Company; (e) descriptions of investment strategies for one or more of the Funds within the Company; (f) descriptions of investment strategies for one or more of such Funds; (g) descriptions or comparisons of various investment products, which may or may not include the Funds; (h) comparisons of investments products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (i) discussions of fund rankings or ratings by recognized rating organizations; and (j) testimonials describing the experience of persons who have invested in one or more of the Funds.



                             ADDITIONAL INFORMATION


PRINCIPAL HOLDERS OF SECURITIES

         To the knowledge of the Company, as of April 20, 1998, the persons listed below owned of record 5% or more of the outstanding shares of the following Funds:

                                  Name and Address
FUND                              OF OWNER OF RECORD                                          % OWNERSHIP
----                              ------------------                                          -----------
Money Market,                     The Provident Bank Trust Department(1)
Investor A Shares                 P.O. Box 691198
                                  Cincinnati, Ohio 45269-1198                                         69.19%

                                  BHC Securities, Inc.(2)
                                  One Commerce Square
                                  Philadelphia, Pennsylvania 19103                                    19.64%

Balanced,                         BHC Securities, Inc.(2)
Investor A Shares                 One Commerce Square
                                  Philadelphia, Pennsylvania 19103                                    59.81%

                                  The Provident Bank(1)
                                  RPO Provident Bancorp
                                  Retirement Plan
                                  One East Fourth Street
                                  Cincinnati, Ohio 45202                                              15.49%

                                  The Provident Bank as
                                  Trustee FBO Provident Bancorp.
                                  401K Equity(1)
                                  P.O. Box 691198
                                  Cincinnati, Ohio 45269-1198                                         14.26%

Large Company,                    Provident Bank Trust Department(1)
Investor A Shares                 P.O. Box 691198
                                  Cincinnati, Ohio 45269-1198                                         93.58%

                                  Name and Address
FUND                              OF OWNER OF RECORD                                          % OWNERSHIP
----                              ------------------                                          -----------
Large Company,                    The Provident Bank
Investor B Shares                 Custodian FBO
                                  John W. Coveyou IRA
                                  7931 Gimmick Road
                                  Cincinnati, Ohio 45241                                              6.08%

Income Equity,                    The Chase Manhattan Bank as
Investor A Shares                 Trustee for The General Cable
                                  Corporation
                                  4 Tesseneer Drive
                                  Highland Heights, Kentucky 41076                                    47.43%

                                  BHC Securities, Inc.(2)
                                  One Commerce Square
                                  Philadelphia, Pennsylvania 19103                                    29.02%

                                  The Provident Bank(1)
                                  RPO Provident Retirement Plan
                                  P.O. Box 691198
                                  Cincinnati, Ohio 45269-1198                                         5.24%

Income,                           The Provident Bank
Investor A Shares                 One East Fourth Street
                                  Cincinnati, Ohio 45202                                              51.85%

                                  Provident Bank Trust Department(1)
                                  P.O. Box 691198
                                  Cincinnati, Ohio 45269-1198                                         38.54%



Income,                           Fifth Third Bank as Trustee for
Investor B Shares                 Cincinnati Institute of Fine Arts
                                  P.O. Box 630074
                                  Cincinnati, Ohio 45263                                              21.24%


--------------------

(1) The designated owner of record may possess on behalf of its underlying accounts voting or investment power with respect to these Shares.

(2) BCH Securities, Inc. holds such shares for various underlying beneficial owners.

AUDITORS

         The financial statements of each of the Funds at and for the fiscal year ended December 31, 1997, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202, independent certified public accountants as set forth in their report appearing elsewhere herein and are included in reliance upon such report given on the authority of Ernst & Young LLP as experts in auditing and accounting.

LEGAL COUNSEL

         Baker & Hostetler LLP, 65 East State Street, Columbus, Ohio 43215, is counsel to the Company and will pass upon the legality of the shares offered hereby.

GENERAL

         Except as otherwise stated in the Prospectus, this Statement of Additional Information, or required by law, the Company reserves the right to change the terms of the offer stated in the Prospectus or this Statement of Additional Information without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Prospectus, this Statement of Additional Information or in supplemental sales literature issued by the Company or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission (the "Commission") which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the Rules and Regulations promulgated by the Commission.

-------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
-------------------------------------------------------------------------------



         The following financial statements relate to each of the Funds and to The Riverfront Ohio Tax-Free Bond Fund at and for the fiscal year ended December 31, 1997. Effective April 30, 1998, The Riverfront Ohio Tax-Free Bond Fund ceased operations and was liquidated and dissolved.

--------------------------------------------------------------------------------
Report of Independent Auditors

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

To the Shareholders and Directors
The Riverfront Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments of The Riverfront Funds, Inc. (comprising, respectively, U.S. Government Securities Money Market Fund, U.S. Government Income Fund, Income Equity Fund, Ohio Tax-Free Bond Fund, Balanced Fund, Stock Appreciation Fund, and Large Company Select Fund) as of December 31, 1997, the related statements of operations for the year then ended of the U.S. Government Securities Money Market Fund, U.S. Government Income Fund, Income Equity Fund, Ohio Tax-Free Bond Fund, Balanced Fund, and Stock Appreciation Fund and for the period January 2, 1997 to December 31, 1997 for the Large Company Select Fund and the statements of changes in net assets for each of the two years in the period then ended of the U.S. Government Securities Money Market Fund, U.S. Government Income Fund, Income Equity Fund, Ohio Tax-Free Bond Fund, Balanced Fund, and Stock Appreciation Fund, and for the period January 2, 1997 to December 31, 1997 of the Large Company Select Fund, and the financial highlights for each of the three years in the period then ended of the U.S. Government Securities Money Market Fund, U.S. Government Income Fund, Income Equity Fund, Ohio Tax-Free Bond Fund, and Balanced Fund, and for the two years ended December 31, 1997 and for the period October 1, 1995 to December 31, 1995 of the Stock Appreciation Fund, and for the period January 2, 1997 to December 31, 1997 of the Large Company Select Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Riverfront Funds, Inc. at December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for the respective periods ended December 31, 1997 in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
February 13, 1998

--------------------------------------------------------------------------------
Statement of Assets and Liabilities

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

                                  U.S. GOVERNMENT  U.S. GOVERNMENT    INCOME
                                  SECURITIES MONEY     INCOME         EQUITY
                                    MARKET FUND         FUND           FUND
                                  ---------------- --------------- ------------
ASSETS:
Investments, at value (Cost
 $111,358,087; $49,153,218; and
 $96,679,453, respectively).....    $111,358,087     $49,741,917   $101,416,249
Repurchase agreements (Cost
 $31,408,000; $0; and $0,
 respectively)..................      31,408,000             --             --
                                    ------------     -----------   ------------
TOTAL INVESTMENTS...............     142,766,087      49,741,917    101,416,249
Cash............................             439             --             --
Interest and dividends
 receivable.....................         484,466         631,997        283,533
Receivable for capital shares
 issued.........................             --               76        104,504
Receivable for investments sold.             --              --         468,154
Prepaid expenses and other
 assets.........................          10,642           5,482         21,273
                                    ------------     -----------   ------------
TOTAL ASSETS....................     143,261,634      50,379,472    102,293,713
                                    ------------     -----------   ------------
LIABILITIES:
Dividends payable...............         615,066             412            --
Payable for capital shares
 redeemed.......................             --              --           1,534
Payable for investments
 purchased......................             --              --         743,993
Accrued expenses and other
 payables:
 Investment advisory fees.......          18,229          17,134         80,325
 Administration fees............           3,812           1,381          2,621
 Custodian and accounting fees..           5,937           6,420         13,363
 12b-1 fees (Investor A)........          12,152           8,022         12,562
 12b-1 fees (Investor B)........             --            1,115         14,485
 Transfer agent fees............             --            3,841          1,626
 Audit and legal fees...........          36,872          11,007         19,414
 Other..........................             809           3,712            --
                                    ------------     -----------   ------------
TOTAL LIABILITIES...............         692,877          53,044        889,923
                                    ------------     -----------   ------------
NET ASSETS:
Capital.........................     142,572,510      50,806,345     95,815,203
Accumulated undistributed
 (distributions in excess of)
 net investment income..........             --              --             534
Net unrealized appreciation/
 depreciation on investments....             --          588,699      4,736,796
Accumulated undistributed net
 realized gains (losses) on
 investment transactions........          (3,753)     (1,068,616)       851,257
                                    ------------     -----------   ------------
 NET ASSETS.....................    $142,568,757     $50,326,428   $101,403,790
                                    ============     ===========   ============
Net Assets
 Investor A Shares..............    $142,568,757     $49,017,391   $ 83,840,700
 Investor B Shares..............              NA       1,309,037     17,563,090
                                    ------------     -----------   ------------
   Total........................    $142,568,757     $50,326,428   $101,403,790
                                    ============     ===========   ============
Shares of capital stock
 Investor A Shares..............     142,572,510       5,168,697      7,175,136
 Investor B Shares..............              NA         122,570      1,466,214
                                    ------------     -----------   ------------
   Total........................     142,572,510       5,291,267      8,641,350
                                    ============     ===========   ============
Net asset value
 Investor A Shares--redemption
  price per share...............    $       1.00     $      9.48   $      11.68
 Investor B Shares--offering
  price per share*..............              NA           10.68          11.98
                                    ============     ===========   ============
Maximum Sales Charge (Investor
 A).............................              NA            4.50%          4.50%
                                    ============     ===========   ============
Maximum Offering Price per share
 (100%/(100%--Maximum Sales
 Charge) of net asset value
 adjusted to nearest cent)
 (Investor A) (a)...............    $       1.00     $      9.93   $      12.23
                                    ============     ===========   ============

-------
(a) Offering price and redemption price are the same for the U.S. Government Securities Money Market Fund.
  * Redemption price of Investor B shares varies based on length of time shares are held.
NA  Not applicable

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

                                                         STOCK      LARGE COMPANY
                           OHIO TAX-FREE  BALANCED    APPRECIATION     SELECT
                             BOND FUND      FUND          FUND          FUND
                           ------------- -----------  ------------  -------------
ASSETS:
Investments, at value
 (Cost $3,289,469;
 $18,057,693;
 $18,089,347; and
 $20,020,952,
 respectively)...........   $3,512,105   $20,982,175  $22,127,696    $36,027,913
Interest and dividends
 receivable..............       34,701        97,044       11,588         46,735
Receivable for capital
 shares issued...........          --          8,434          481         37,836
Receivable for
 investments sold........          --            --     5,138,936            --
Unamortized organization
 costs...................          --            --           --           4,944
Prepaid expenses and
 other assets............        8,385         7,734          --           6,576
                            ----------   -----------  -----------    -----------
TOTAL ASSETS.............    3,555,191    21,095,387   27,278,701     36,124,004
                            ----------   -----------  -----------    -----------
LIABILITIES:
Payable for capital
 shares redeemed.........          --          7,725        1,540            --
Payable for investments
 purchased...............          --            --     1,650,192            --
Accrued expenses and
 other payables:
 Investment advisory
  fees...................        1,317        14,221       17,129         24,009
 Administration fees.....          102           562          668            943
 Custodian and
  accounting fees........        1,303         3,390        3,860          5,481
 12b-1 fees (Investor
  A).....................          749         1,039        5,263          6,075
 12b-1 fees (Investor
  B).....................        1,007         9,622        1,051          1,900
 Transfer agent fees.....        1,751         3,738        7,541          1,832
 Audit and legal fees....        2,589         3,995        5,489          6,067
 Other...................          198         5,247        8,389            108
                            ----------   -----------  -----------    -----------
TOTAL LIABILITIES........        9,016        49,539    1,701,122         46,415
                            ----------   -----------  -----------    -----------
NET ASSETS:
Capital..................    3,178,243    17,990,174   18,568,291     20,059,805
Accumulated undistributed
 net investment income
 (loss)..................       93,730         3,979       (2,194)            --
Net unrealized
 appreciation/
 depreciation on
 investments.............      222,636     2,924,482    4,038,349     16,006,961
Accumulated undistributed
 net realized gains
 (losses) on investment
 transactions............       51,566       127,213    2,973,133         10,823
                            ----------   -----------  -----------    -----------
 NET ASSETS..............   $3,546,175   $21,045,848  $25,577,579    $36,077,589
                            ==========   ===========  ===========    ===========
Net Assets
 Investor A Shares.......   $2,410,683   $ 9,562,897  $24,312,196    $33,613,506
 Investor B Shares.......    1,135,492    11,482,951    1,265,383      2,464,083
                            ----------   -----------  -----------    -----------
   Total.................   $3,546,175   $21,045,848  $25,577,579    $36,077,589
                            ==========   ===========  ===========    ===========
Shares of capital stock
 Investor A Shares.......      268,544       777,175    2,651,012      2,964,154
 Investor B Shares.......      123,530       903,237      133,340        218,535
                            ----------   -----------  -----------    -----------
   Total.................      392,074     1,680,412    2,784,352      3,182,689
                            ==========   ===========  ===========    ===========
Net asset value
 Investor A Shares--
  redemption price per
  share..................   $     8.98   $     12.30  $      9.17    $     11.34
 Investor B Shares--
  offering price per
  share*.................         9.19         12.71         9.49          11.28
                            ==========   ===========  ===========    ===========
Maximum Sales Charge
 (Investor A)............         4.50%         4.50%        4.50%          4.50%
                            ==========   ===========  ===========    ===========
Maximum Offering Price
 per share (100%/(100%--
 Maximum Sales Charge)
 of net asset value
 adjusted to nearest
 cent) (Investor A)......   $     9.40   $     12.88  $      9.60    $     11.87
                            ==========   ===========  ===========    ===========

-------
*Redemption price of Investor B shares varies based on length of time shares are held.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                  For the Year Ended December 31, 1997

                                    U.S. GOVERNMENT  U.S. GOVERNMENT   INCOME
                                    SECURITIES MONEY     INCOME        EQUITY
                                      MARKET FUND         FUND          FUND
                                    ---------------- --------------- -----------
INVESTMENT INCOME:
Interest income...................     $8,966,454      $3,195,536    $   114,843
Dividend income...................            --           85,440      2,688,652
                                       ----------      ----------    -----------
TOTAL INCOME......................      8,966,454       3,280,976      2,803,495
                                       ----------      ----------    -----------
EXPENSES:
Investment advisory fees..........        242,900         200,909        898,800
Administration fees...............        323,868         100,455        189,223
12b-1 fees (Investor A)...........        404,830         122,072        202,966
12b-1 fees (Investor B)...........            --           13,985        134,238
Custodian and accounting fees.....         81,531          55,655        144,048
Audit and legal fees..............         77,217          32,257         65,211
Directors' fees and expenses......          9,635           3,922          5,554
Transfer agent fees...............         33,896          50,879         96,037
Registration and filing fees......          9,072           8,076          2,324
Printing costs....................         79,667          19,245         48,278
Other.............................         14,832           4,530         18,091
                                       ----------      ----------    -----------
GROSS EXPENSES....................      1,277,448         611,985      1,804,770
  Less: Fee waivers...............       (242,899)        (29,297)       (41,154)
                                       ----------      ----------    -----------
    Net Expenses..................      1,034,549         582,688      1,763,616
                                       ----------      ----------    -----------
Net Investment Income.............      7,931,905       2,698,288      1,039,879
                                       ----------      ----------    -----------
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains (losses) from
 investment transactions..........         (1,463)        781,702     21,576,605
Net change in unrealized
 appreciation/depreciation from
 investments......................            --          (56,510)       752,438
                                       ----------      ----------    -----------
Net realized/unrealized gains
 (losses) from investments........         (1,463)        725,192     22,329,043
                                       ----------      ----------    -----------
Change in net assets resulting
 from operations..................     $7,930,442      $3,423,480    $23,368,922
                                       ==========      ==========    ===========



See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                  For the Year Ended December 31, 1997

                                    OHIO                    STOCK         LARGE
                                  TAX-FREE    BALANCED   APPRECIATION    COMPANY
                                  BOND FUND     FUND         FUND      SELECT FUND*
                                  ---------  ----------  ------------  ------------
INVESTMENT INCOME:
Interest income.................  $ 436,799  $  520,993  $    84,507    $   67,812
Dividend income.................     15,627     233,985      365,157       461,398
                                  ---------  ----------  -----------    ----------
TOTAL INCOME....................    452,426     754,978      449,664       529,210
                                  ---------  ----------  -----------    ----------
EXPENSES:
Investment advisory fees........     40,980     185,950      214,758       251,705
Administration fees.............     16,689      41,323       53,690        62,927
12b-1 fees (Investor A).........     17,534      24,764       64,711        76,802
12b-1 fees (Investor B).........     11,823     107,557        9,604         7,423
Custodian and accounting fees...     13,711      33,160       42,139        49,119
Audit and legal fees............      9,985      20,656       15,518        21,646
Organization costs..............        --           56       14,394         3,872
Directors' fees and expenses....        594       1,235        1,556         2,026
Transfer agent fees.............     39,534      61,796      118,492        41,424
Registration and filing fees....      4,199       6,474       15,908         7,294
Printing costs..................      3,513      11,766       19,283        10,459
Other...........................        727      13,622        2,748         2,445
                                  ---------  ----------  -----------    ----------
GROSS EXPENSES..................    159,289     508,359      572,801       537,142
  Less: Fee waivers.............     (8,196)    (31,340)         --            --
  Less: Expense reimbursements..    (23,066)        --           --            --
                                  ---------  ----------  -----------    ----------
    Net Expenses................    128,027     477,019      572,801       537,142
                                  ---------  ----------  -----------    ----------
Net Investment Income (Loss)....    324,399     277,959     (123,137)       (7,932)
                                  ---------  ----------  -----------    ----------
REALIZED/UNREALIZED GAINS
(LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from
 investment transactions........    656,758   1,983,851    5,867,571     4,033,588
Net change in unrealized
 appreciation/depreciation from
 investments....................   (692,569)    870,883   (1,404,729)    3,414,575
                                  ---------  ----------  -----------    ----------
Net realized/unrealized gains
 (losses) from investments......    (35,811)  2,854,734    4,462,842     7,448,163
                                  ---------  ----------  -----------    ----------
Change in net assets resulting
 from operations................  $ 288,588  $3,132,693  $ 4,339,705    $7,440,231
                                  =========  ==========  ===========    ==========

-------
* For the period January 2, 1997 (commencement of operations) through December 31, 1997.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                U.S. GOVERNMENT              U.S. GOVERNMENT
                            SECURITIES MONEY MARKET              INCOME                   INCOME EQUITY
                                     FUND                         FUND                        FUND
                          ----------------------------  --------------------------  --------------------------
                           YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                              1997           1996           1997          1996          1997          1996
                          -------------  -------------  ------------  ------------  ------------  ------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income..  $   7,931,905  $   8,268,622  $ 2,698,288   $ 1,942,237   $  1,039,879  $ 1,134,267
 Net realized gains
  (losses) from
  investment
  transactions..........         (1,463)           --       781,702        90,347     21,576,605   13,473,952
 Net change in
  unrealized
  appreciation/
  depreciation from
  investments...........            --             --       (56,510)   (1,183,269)       752,438   (1,397,638)
                          -------------  -------------  -----------   -----------   ------------  -----------
Change in net assets
 resulting from
 operations.............      7,930,442      8,268,622    3,423,480       849,315     23,368,922   13,210,581
                          -------------  -------------  -----------   -----------   ------------  -----------
DISTRIBUTIONS TO
INVESTOR A SHAREHOLDERS:
 From net investment
  income................     (7,931,905)    (8,268,622)  (2,663,877)   (1,865,718)      (981,986)  (1,089,197)
 In excess of net
  investment income.....            --             --      (412,137)          --             --       (11,775)
 From net realized gains
  from investments......            --             --           --            --     (19,246,795) (10,109,545)
DISTRIBUTIONS TO
INVESTOR B SHAREHOLDERS:
 From net investment
  income................            --             --       (64,440)      (56,824)       (57,359)     (45,070)
 In excess of net
  investment income.....            --             --       (11,526)          --             --        (1,105)
 From net realized gains
  from investments......            --             --           --            --      (3,879,842)    (941,583)
 In excess of net
  realized gains........            --             --           --            --             --       (94,220)
                          -------------  -------------  -----------   -----------   ------------  -----------
Change in net assets
 from shareholder
 distributions..........     (7,931,905)    (8,268,622)  (3,151,980)   (1,922,542)   (24,165,982) (12,292,495)
                          -------------  -------------  -----------   -----------   ------------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................    374,303,813    413,837,358    4,236,017     2,867,087     15,853,924   12,638,065
 Proceeds from shares
  issued in connection
  with common trust fund
  acquisition...........            --             --    16,606,766           --             --           --
 Dividends reinvested...      2,327,411      2,193,920      506,586       486,495     23,523,261   12,143,803
 Cost of shares
  redeemed..............   (415,078,263)  (392,509,518)  (6,285,274)   (5,090,697)   (18,176,359)  (8,378,319)
                          -------------  -------------  -----------   -----------   ------------  -----------
Change in net assets
 from capital
 transactions...........    (38,447,039)    23,521,760   15,064,095    (1,737,115)    21,200,826   16,403,549
                          -------------  -------------  -----------   -----------   ------------  -----------
Change in net assets....    (38,448,502)    23,521,760   15,335,595    (2,810,342)    20,403,766   17,321,635
NET ASSETS:
 Beginning of period....    181,017,259    157,495,499   34,990,833    37,801,175     81,000,024   63,678,389
                          -------------  -------------  -----------   -----------   ------------  -----------
 End of period..........  $ 142,568,757  $ 181,017,259  $50,326,428   $34,990,833   $101,403,790  $81,000,024
                          =============  =============  ===========   ===========   ============  ===========
SHARE TRANSACTIONS:
 Issued.................    374,303,813    413,837,358      448,161       299,041      1,186,068      997,947
 Issued in connection
  with common trust fund
  acquisition...........            --             --     1,761,057           --             --           --
 Reinvested.............      2,327,411      2,193,920       53,203        51,049      1,989,492    1,001,471
 Redeemed...............   (415,078,263)  (392,509,518)    (664,598)     (534,677)    (1,316,119)    (656,491)
                          -------------  -------------  -----------   -----------   ------------  -----------
Change in shares........    (38,447,039)    23,521,760    1,597,823      (184,587)     1,859,441    1,342,927
                          =============  =============  ===========   ===========   ============  ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                                                              STOCK                  LARGE
                                                                                          APPRECIATION              COMPANY
                             OHIO TAX-FREE BOND FUND          BALANCED FUND                   FUND                SELECT FUND
                            --------------------------  --------------------------  --------------------------  -------------
                                                                                                                  FOR THE
                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                1997          1996          1997          1996          1997          1996         1997*
                            ------------  ------------  ------------  ------------  ------------  ------------  ------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
  Net investment income
   (loss)..............     $    324,399  $   434,913   $   277,959   $   514,538   $   (123,137) $   (462,477) $    (7,932)
 Net realized gains
  (losses) from
  investment
  transactions.........          656,758       (2,919)    1,983,851      (153,623)     5,867,571     5,645,154    4,033,588
 Net change in
  unrealized
  appreciation/depreciation
  from investments.....         (692,569)    (107,900)      870,883       853,589     (1,404,729)   (1,674,745)   3,414,575
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
Change in net assets
 resulting from
 operations............          288,588      324,094     3,132,693     1,214,504      4,339,705     3,507,932    7,440,231
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
DISTRIBUTIONS TO
INVESTOR A
SHAREHOLDERS:
 From net investment
  income...............         (200,793)    (412,215)     (180,288)     (346,017)           --            --           --
 In excess of net
  investment income....         (113,570)         --            --         (1,775)           --           (289)         --
 From net realized
  gains from
  investments..........         (446,337)         --       (786,461)          --      (4,562,955)   (3,106,226)  (3,675,987)
 From tax return of
  capital..............          (32,451)         --            --            --             --            --       (76,753)
DISTRIBUTIONS TO
INVESTOR B
SHAREHOLDERS:
 From net investment
  income...............          (36,634)     (21,400)      (99,558)     (168,520)           --            --           --
 In excess of net
  investment income....           (8,728)         --            --         (1,028)           --            --           --
 From net realized
  gains from
  investments..........         (156,126)         --       (913,202)          --        (216,879)      (65,866)    (270,025)
 From tax return of
  capital..............           (2,494)         --            --            --             --            --           --
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
Change in net assets
 from shareholder
 distributions.........         (997,133)    (433,615)   (1,979,509)     (517,340)    (4,779,834)   (3,172,381)  (4,022,765)
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued...............          516,123      632,048     2,623,393    11,628,310      3,536,148     3,709,128    4,882,547
 Proceeds from shares
  issued in connection
  with common trust
  fund acquisition.....       11,399,841          --            --            --             --            --    27,813,338
 Dividends reinvested..          201,688       26,194     1,948,716       546,821      4,580,891     2,969,201    3,939,671
 Cost of shares
  redeemed.............      (19,539,956)    (588,738)   (5,473,923)   (6,534,711)   (14,013,668)  (16,166,715)  (3,975,433)
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
Change in net assets
 from capital
 transactions..........       (7,422,304)      69,504      (901,814)    5,640,420     (5,896,629)   (9,488,386)  32,660,123
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
Change in net assets...       (8,130,849)     (40,017)      251,370     6,337,584     (6,336,758)   (9,152,835)  36,077,589
NET ASSETS:
 Beginning of period...       11,677,024   11,717,041    20,794,478    14,456,894     31,914,337    41,067,172          --
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
 End of period.........     $  3,546,175  $11,677,024   $21,045,848   $20,794,478   $ 25,577,579  $ 31,914,337  $36,077,589
                            ============  ===========   ===========   ===========   ============  ============  ===========
SHARE TRANSACTIONS:
 Issued................           49,102       59,532       207,417     1,017,399        359,468       373,503      403,509
 Issued in connection
  with common trust
  fund acquisition.....        1,097,194          --            --            --             --            --     2,781,335
 Reinvested............           20,948        2,490       156,705        47,842        490,460       315,294      353,440
 Redeemed..............       (1,895,117)     (55,955)     (437,775)     (571,147)    (1,448,614)   (1,628,669)    (355,595)
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
Change in shares.......         (727,873)       6,067       (73,653)      494,094       (598,686)     (939,872)   3,182,689
                            ============  ===========   ===========   ===========   ============  ============  ===========

-------
* For the period January 2, 1997 (commencement of operations) through December 31, 1997.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
U.S. Government Securities Money Market Fund

  PRINCIPAL                        SECURITY                         AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ----------- ---------------------------------------------------   ------------
 COMMERCIAL PAPER (31.8%)
 Agriculture (1.8%)
 $ 2,500,000 Cargill, Inc., Discount Note, 1/9/98...............   $  2,496,894
                                                                   ------------
 Automotive (1.4%)
   2,000,000 Ford Motor Co., Discount Note, 1/7/98..............      1,998,137
                                                                   ------------
 Banks (2.8%)
   4,000,000 Bankers Trust, Discount Note, 4/6/98...............      3,941,628
                                                                   ------------
 Brokerage Services (8.0%)
   4,000,000 Merrill Lynch & Co., Inc., Discount Note, 1/5/98...      3,997,531
   1,500,000 Merrill Lynch & Co., Inc., Discount Note, 3/27/98..      1,479,813
   2,000,000 Morgan Stanley, Dean Witter Discover & Co.,
              Discount Note, 1/23/98............................      1,993,033
   4,000,000 Morgan Stanley, Dean Witter Discover & Co.,
              Discount Note, 2/13/98............................      3,972,432
                                                                   ------------
                                                                     11,442,809
                                                                   ------------
 Financial Services (9.1%)
   2,000,000 Associates Corp., N.A., Discount Note, 3/23/98.....      1,975,340
   2,900,000 General Electric Capital Corp., Discount Note,
              1/21/98...........................................      2,890,834
     500,000 General Electric Capital Corp., Discount Note,
              2/2/98............................................        497,533
   1,000,000 General Electric Capital Corp., Discount Note,
              2/5/98............................................        994,604
   1,500,000 General Electric Capital Corp., Discount Note,
              3/13/98...........................................      1,483,315
   1,750,000 IBM Credit Corp., Discount Note, 1/16/98...........      1,745,858
   1,500,000 Sunbelt-Dix, Inc., Discount Note, 1/6/98...........      1,498,829
   2,000,000 Sunbelt-Dix, Inc., Discount Note, 1/20/98..........      1,994,089
                                                                   ------------
                                                                     13,080,402
                                                                   ------------
 Food Distributors, Supermarkets & Wholesalers (2.4%)
   1,500,000 Winn Dixie Stores, Inc., Discount Note, 1/13/98....      1,497,215
   2,000,000 Winn Dixie Stores, Inc., Discount Note, 2/10/98....      1,987,400
                                                                   ------------
                                                                      3,484,615
                                                                   ------------

  PRINCIPAL                        SECURITY                         AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ----------- ---------------------------------------------------   ------------
 COMMERCIAL PAPER, CONTINUED:
 Manufacturing--Consumer Goods (2.1%)
 $ 3,000,000 Eaton Corp., Discount Note, 2/9/98.................   $  2,981,172
                                                                   ------------
 Pharmaceuticals (4.2%)
   1,000,000 Glaxo Wellcome PLC, Discount Note, 1/12/98.........        998,298
   1,500,000 Glaxo Wellcome PLC, Discount Note, 1/16/98.........      1,496,456
   3,500,000 Glaxo Wellcome PLC, Discount Note, 1/27/98.........      3,485,895
                                                                   ------------
                                                                      5,980,649
                                                                   ------------
 Total Commercial Paper (Amortized Cost $45,406,306)                 45,406,306
                                                                   ------------
 REPURCHASE AGREEMENTS (22.0%)
  16,408,000 Dean Witter, 6.70%, 1/2/98, (Collateralized by
              $16,277,000 various U.S. Treasury and U.S.
              Government Agency Securities, 0.00%-9.38%, 1/2/98-
              10/17/16, market value--$16,736,802)..............     16,408,000
  15,000,000 Merrill Lynch, 6.50%, 1/2/98, (Collateralized by
              $56,704,342 various U.S Government Agency
              Securities, 6.95%-8.00%, 7/1/15-7/1/20, market
              value--$15,300,307)...............................     15,000,000
                                                                   ------------
 Total Repurchase Agreements
  (Cost $31,408,000)                                                 31,408,000
                                                                   ------------
 U.S. GOVERNMENT AGENCIES (46.3%)
 Federal Agricultural Mortgage Corp. (1.4%)
   2,000,000 Discount Note, 1/6/98..............................      1,998,478
                                                                   ------------
 Federal Farm Credit Bank (4.9%)
   2,000,000 5.50%, 1/2/98......................................      2,000,000
   3,000,000 5.65%, 2/2/98......................................      3,000,000
   2,000,000 5.55%, 3/2/98......................................      2,000,000
                                                                   ------------
                                                                      7,000,000
                                                                   ------------
 Federal Home Loan Bank (2.1%)
   3,000,000 Discount Note, 1/5/98..............................      2,998,197
                                                                   ------------
 Federal Home Loan Mortgage Corp. (5.2%)
   2,500,000 Discount Note, 1/2/98..............................      2,499,625
   3,000,000 Discount Note, 2/17/98.............................      2,978,419
   2,000,000 5.84%, 4/8/98......................................      1,999,063
                                                                   ------------
                                                                      7,477,107
                                                                   ------------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
U.S. Government Securities Money Market Fund

  PRINCIPAL                         SECURITY                         AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ----------- -----------------------------------------------------  ------------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Federal National Mortgage Assoc. (30.7%)
 $ 1,000,000 4.01%*, 1/6/98.......................................  $    999,785
   1,100,000 6.06%*, 1/8/98.......................................     1,100,064
   4,000,000 Discount Note, 1/9/98................................     3,995,119
   3,000,000 Discount Note, 1/15/98...............................     2,993,677
   2,000,000 Discount Note, 1/16/98...............................     1,995,442
   3,000,000 Discount Note, 1/20/98...............................     2,991,418
   4,000,000 Discount Note, 1/21/98...............................     3,987,856
   3,000,000 Discount Note, 2/5/98................................     2,984,046
   3,000,000 Discount Note, 2/13/98...............................     2,980,363
   1,500,000 4.50%*, 2/25/98......................................     1,497,549
   4,000,000 5.71%, 3/18/98, MTN..................................     3,998,474
   2,190,000 8.15%, 5/11/98.......................................     2,208,916
   3,000,000 5.63%, 8/14/98, MTN..................................     2,996,760
   2,000,000 Series 98-AA, 5.54%, 3/12/98.........................     2,000,000
   2,000,000 Series 98-AC, 5.74%, 6/9/98..........................     2,000,000

  PRINCIPAL                        SECURITY                         AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ----------- ---------------------------------------------------   ------------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Federal National Mortgage Assoc., continued:
 $ 2,000,000 Series 98-Y, 5.52%, 1/15/98........................   $  2,000,000
   3,000,000 Series 98-Z, 5.63%, 2/12/98........................      3,000,000
                                                                   ------------
                                                                     43,729,469
                                                                   ------------
 Student Loan Marketing Assoc. (1.1%)
   1,500,000 5.73%*, 1/6/98.....................................      1,499,597
                                                                   ------------
 Tennessee Valley Authority (0.9%)
   1,250,000 5.13%, 3/4/98, Continuously callable @ 100.........      1,248,933
                                                                   ------------
 Total U.S. Government Agencies (Amortized Cost $65,951,781)         65,951,781
                                                                   ------------
 Total Investments (Amortized Cost $142,766,087) (a)--100.1%        142,766,087
 Liabilities in excess of other assets (0.1)%                          (197,330)
                                                                   ------------
 Total Net Assets--100.0%                                          $142,568,757
                                                                   ============

-------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
* Variable Rate. Rate presented represents rate in effect at December 31, 1997. Maturity date reflects the next rate change date.
MTN--Medium Term Note.
PLC--Public Liability Co.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
U.S. Government Income Fund

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 COMMERCIAL PAPER (1.0%)
 Financial Services (1.0%)
   500,000 Sunbelt-Dix. Inc., Discount Note, 1/27/98.............   $   497,967
                                                                    -----------
 Total Commercial Paper (Cost $497,967)                                 497,967
                                                                    -----------
 CORPORATE BONDS (27.0%)
 Banks (7.2%)
   600,000 Chase Capital I, Series A, 7.67%, 12/1/26, Callable
            12/1/06 @ 103.84, Guaranteed by Chase Manhattan
            Corp.................................................       621,000
   500,000 Mellon Capital I, 7.72%, 12/1/26, Callable 12/1/06 @
            103.86, Guaranteed by Mellon Bank Corp...............       518,125
 1,000,000 Midland Bank PLC (HSBC), 6.95%, 3/15/11...............     1,026,250
 1,461,382 PNC Mortgage Securities Corp., Series 1997-3, Class
            2A3, 7.50%, 5/25/27 CMO..............................     1,474,271
                                                                    -----------
                                                                      3,639,646
                                                                    -----------
 Computers & Peripherals (2.0%)
 1,000,000 International Business Machines Corp., 6.22%, 8/1/27,
            Putable 8/1/04 @ 100.................................     1,012,500
                                                                    -----------
 Financial Services (9.3%)
   200,000 American Express Master Trust, Series 1994-1, Class A,
            7.15%, 8/15/99 ABS...................................       201,556
   200,000 Associates Corp., N.A., 5.25%, 3/30/00................       196,500
 1,000,000 Boatmen's Auto Trust, Series 1996-A, Class A3, 6.75%,
            1/15/03 ABS..........................................     1,019,800
   345,000 Discover Card Trust, Series 1992-B, Class A, 6.80%,
            6/16/00 ABS..........................................       344,762
   500,000 Ford Motor Credit Co., 6.25%, 12/8/05.................       493,125
 1,000,000 Premier Auto Trust, Series 1994-4, Class CTFS, 6.85%,
            5/2/99 ABS...........................................     1,007,340
   650,000 Security Pacific Acceptance Corp., Series 1995-1,
            Class A2, 6.70%, 4/10/20 ABS.........................       655,824
   430,424 The Money Store Home Equity Trust, Series 1995-A,
            Class A2, 7.93%, 2/15/14 ABS.........................       432,202
   250,000 Toyota Motor Credit Corp., 7.13%, 9/26/06, Callable
            9/26/99 @ 100, MTN...................................       264,063
                                                                    -----------
                                                                      4,615,172
                                                                    -----------
 Food Processing & Packaging (1.1%)
   500,000 McCormick & Co., Inc., 8.95%, 7/1/01..................       542,500
                                                                    -----------
 Office Equipment & Supplies (Non-Computer Related) (2.9%)
 1,455,000 Pitney Bowes Credit Corp., 6.63%, 6/1/02..............     1,484,100
                                                                    -----------
 Oil & Gas Exploration, Production & Services (1.0%)
   500,000 Kerr-McGee Corp., 6.63%, 10/15/07.....................       514,375
                                                                    -----------
 Oil & Gas Transmission (0.7%)
   356,000 Trans-Canada Pipelines Ltd., 6.77%, 4/30/01, MTN......       363,565
                                                                    -----------

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Steel (0.4%)
   200,000 Worthington Industries, Inc., 7.13%, 5/15/06..........   $   210,000
                                                                    -----------
 Telecommunications (2.0%)
 1,000,000 U.S. West Capital Funding, Inc., 6.31%, 11/1/05,
            Putable 11/1/00 @ 100................................     1,005,000
                                                                    -----------
 Utilities--Electric & Gas (0.4%)
   200,000 Oklahoma Gas & Electric Co., 6.25%, 10/15/00..........       201,000
                                                                    -----------
 Total Corporate Bonds (Cost $13,409,547)                            13,587,858
                                                                    -----------
 U.S. GOVERNMENT AGENCIES (48.9%)
 Federal Home Loan Bank (5.9%)
   300,000 5.88%*, 5/26/98, Series BR98..........................       299,970
 1,000,000 5.95%, 3/5/01, Series ID01, Callable 3/5/98 @ 100.....       997,180
   875,000 6.38%, 4/29/03, Series A-03, Callable 4/29/98 @ 100...       874,816
   690,000 9.50%, 2/25/04........................................       810,895
                                                                    -----------
                                                                      2,982,861
                                                                    -----------
 Federal Home Loan Mortgage Corp. (5.3%)
   300,000 Discount Note, 1/14/98................................       299,427
 1,226,320 6.00%, 12/1/99, Gold Pool #M80147.....................     1,216,436
   700,000 6.80%, 9/18/02, Continuously Callable @ 100, (Called
            2/4/98)..............................................       699,930
   225,000 6.20%, 4/15/03........................................       227,108
   242,742 7.50%, 3/15/15, Series 1262, Class F CMO..............       243,048
                                                                    -----------
                                                                      2,685,949
                                                                    -----------
 Federal National Mortgage Assoc. (28.3%)
   500,000 9.05%, 4/10/00........................................       533,715
 1,500,000 6.45%, 4/12/01, Series 01-M, Callable 4/12/99 @ 100...     1,505,490
 1,000,000 6.71%, 3/13/02, Callable 3/13/00 @ 100, MTN...........     1,011,330
 1,500,000 6.54%, 10/8/02, Callable 10/8/98 @ 100, MTN...........     1,497,900
 1,039,823 6.00%, 2/1/03, Pool #335463...........................     1,029,882
 1,221,329 6.00%, 5/1/03, Pool #347156...........................     1,208,566
   625,000 6.38%, 6/25/03, Continuously Callable @ 100, MTN......       623,844
 1,000,000 6.38%, 7/8/03, Continuously Callable @ 100 (Called
            2/13/98), MTN........................................       998,130
   300,000 6.85%, 4/5/04.........................................       313,362
 1,000,000 7.00%, 9/25/05, Series 1992-110, Class G CMO..........     1,006,030
 1,000,000 7.55%, 3/27/07, Series 07-B, Callable 3/27/00 @ 100...     1,029,370
   912,341 7.50%, 3/17/14, Series 1997-39, Class A CMO...........       922,404

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
U.S. Government Income Fund

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Federal National Mortgage Assoc., continued:
   515,675 7.00%, 9/25/19, Series 1991-155, Class PE CMO.........   $   517,696
 2,000,000 6.50%, 8/18/20, Series 1997-57, Class PM CMO..........     2,018,672
                                                                    -----------
                                                                     14,216,391
                                                                    -----------
 Government National Mortgage Assoc. (1.3%)
   618,267 8.00%, 5/15/23, Pool #351752..........................       639,789
                                                                    -----------
 Private Export Funding Corp. (2.0%)
 1,000,000 6.24%, 5/15/02, Series VV, Guaranteed by Export-Import
            Bank of The United States............................     1,008,750
                                                                    -----------
 Student Loan Marketing Assoc. (3.5%)
 1,000,000 6.05%, 9/14/00........................................     1,004,070
   762,235 5.92%*, 10/25/04, Series 1996-3, Class A1 ABS.........       761,549
                                                                    -----------
                                                                      1,765,619
                                                                    -----------
 Tennessee Valley Authority (2.6%)
 1,250,000 6.24%, 7/15/45, Series B, Callable 7/15/20 @ 100,
            Putable 7/15/01 @ 100................................     1,290,625
                                                                    -----------
 Total U.S. Government Agencies (Cost $24,365,654)                   24,589,984
                                                                    -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 U.S. TREASURY BONDS (2.0%)
 1,000,000 6.25%, 8/15/23.........................................   $ 1,029,140
                                                                     -----------
 Total U.S. Treasury Bonds (Cost $977,561)                             1,029,140
                                                                     -----------
 U.S. TREASURY NOTES (17.9%)
 1,000,000 5.88%, 3/31/99.........................................     1,002,680
 4,000,000 6.50%, 5/31/01.........................................     4,093,960
 1,000,000 6.38%, 9/30/01.........................................     1,020,330
 1,000,000 6.25%, 8/31/02.........................................     1,020,300
   850,000 6.25%, 2/15/03.........................................       869,134
   950,000 7.00%, 7/15/06.........................................     1,025,259
                                                                     -----------
 Total U.S. Treasury Notes (Cost $8,897,184)                           9,031,663
                                                                     -----------
 INVESTMENT COMPANIES (2.0%)
   169,434 Dreyfus Treasury Prime Fund............................       169,434
   835,871 Federated U.S. Treasury Services Fund..................       835,871
                                                                     -----------
 Total Investment Companies (Cost $1,005,305)                          1,005,305
                                                                     -----------
 Total Investments (Cost $49,153,218) (a)--98.8%                      49,741,917
 Other assets in excess of liabilities 1.2%                              584,511
                                                                     -----------
 Total Net Assets--100.0%                                            $50,326,428
                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation...................................... $669,355
         Unrealized depreciation......................................  (80,656)
                                                                       --------
         Net unrealized appreciation.................................. $588,699
                                                                       ========

*Variable Rate.
ABS--Asset Backed Security
CMO--Collateralized Mortgage Obligation
MTN--Medium Term Note
PLC--Public Liability Co.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Income Equity Fund

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS (99.3%)
 Aerospace/Defense (2.1%)
   48,200  B.F. Goodrich Co......................................   $  1,997,288
    1,900  Boeing Co.............................................         92,981
                                                                    ------------
                                                                       2,090,269
                                                                    ------------
 Aluminum (1.4%)
   23,700  Reynolds Metal Co.....................................      1,422,000
                                                                    ------------
 Automotive (0.1%)
    3,000  Ford Motor Co.........................................        146,063
                                                                    ------------
 Automotive Parts (3.6%)
    3,100  Dana Corp.............................................        147,250
   56,000  Echlin, Inc...........................................      2,026,500
   28,300  TRW, Inc..............................................      1,510,513
                                                                    ------------
                                                                       3,684,263
                                                                    ------------
 Banks (3.1%)
    1,750  BankAmerica Corp......................................        127,750
    2,050  BankBoston Corp.......................................        192,572
   23,100  Crestar Financial Corp................................      1,316,699
   10,700  Magna Group, Inc......................................        489,525
    3,000  Wells Fargo & Co......................................      1,018,313
                                                                    ------------
                                                                       3,144,859
                                                                    ------------
 Beverages (2.0%)
   10,700  Brown-Forman Corp., Class B...........................        591,175
   44,100  Seagram Co. Ltd.......................................      1,424,981
                                                                    ------------
                                                                       2,016,156
                                                                    ------------
 Brokerage Services (0.8%)
   19,750  Edwards (A.G.), Inc...................................        785,063
                                                                    ------------
 Building Materials (1.5%)
   20,100  Armstrong World Industries, Inc.......................      1,502,475
                                                                    ------------
 Chemicals--General (3.3%)
   30,300  Hercules, Inc.........................................      1,516,894
   31,850  PPG Industries, Inc...................................      1,819,431
                                                                    ------------
                                                                       3,336,325
                                                                    ------------
 Chemicals--Specialty (2.2%)
   23,200  Eastman Chemical Co...................................      1,381,850
   49,900  Engelhard Corp........................................        867,013
                                                                    ------------
                                                                       2,248,863
                                                                    ------------
 Computers & Peripherals (0.1%)
      750  Cisco Systems, Inc.(b)................................         41,813
      770  Compaq Computer Corp..................................         43,456
                                                                    ------------
                                                                          85,269
                                                                    ------------
 Consumer Goods & Services (3.1%)
   20,500  Newell Co.............................................        871,250
    1,600  Procter & Gamble Co...................................        127,700

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Consumer Goods & Services, continued:
   85,400  Rubbermaid, Inc.......................................   $  2,135,000
                                                                    ------------
                                                                       3,133,950
                                                                    ------------
 Containers & Packaging (2.1%)
   41,900  Crown Cork & Seal Co., Inc............................      2,100,238
                                                                    ------------
 Cosmetics & Toiletries (1.9%)
   38,200  International Flavors & Fragrances, Inc...............      1,967,300
                                                                    ------------
 Diversified (2.7%)
    1,800  General Electric Co...................................        132,075
   13,500  National Service Industries, Inc......................        669,094
   47,800  Tenneco, Inc..........................................      1,888,100
                                                                    ------------
                                                                       2,689,269
                                                                    ------------
 Electrical Equipment (4.3%)
    2,200  Emerson Electric Co...................................        124,163
   25,500  Hubbell, Inc., Class B................................      1,257,469
   31,200  Johnson Controls, Inc.................................      1,489,800
   30,900  Tecumseh Products Co., Class A........................      1,506,374
                                                                    ------------
                                                                       4,377,806
                                                                    ------------
 Electronic & Electrical--General (7.6%)
   57,900  General Signal Corp...................................      2,442,655
   44,200  Harris Corp...........................................      2,027,675
   27,900  Honeywell, Inc........................................      1,911,150
   28,900  Thomas & Betts Corp...................................      1,365,525
                                                                    ------------
                                                                       7,747,005
                                                                    ------------
 Financial Services (1.9%)
    3,600  Federal National Mortgage Assoc.......................        205,425
   16,100  TransAmerica Corp.....................................      1,714,650
                                                                    ------------
                                                                       1,920,075
                                                                    ------------
 Food Distributors, Supermarkets & Wholesalers (2.2%)
   56,300  Food Lion, Inc., Class A..............................        475,031
   45,300  Giant Food, Inc., Class A.............................      1,526,044
    5,000  Winn-Dixie Stores, Inc................................        218,438
                                                                    ------------
                                                                       2,219,513
                                                                    ------------
 Forest Products--Lumber & Paper (9.0%)
   27,900  Consolidated Papers, Inc..............................      1,489,163
   51,100  Fort James Corp.......................................      1,954,574
   11,600  International Paper Co................................        500,250
   39,800  Kimberly-Clark Corp...................................      1,962,637
   13,800  Rayonier, Inc.........................................        587,363
   17,600  Temple-Inland, Inc....................................        920,700
   18,800  Union Camp Corp.......................................      1,009,325
   20,000  Westvaco Corp.........................................        628,750
                                                                    ------------
                                                                       9,052,762
                                                                    ------------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Income Equity Fund

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Heavy Machinery (0.2%)
    2,650  Deere & Co............................................   $    154,528
                                                                    ------------
 Industrial Goods & Services (1.9%)
   57,200  Federal Signal Corp...................................      1,236,950
   16,200  Harsco Corp...........................................        698,625
                                                                    ------------
                                                                       1,935,575
                                                                    ------------
 Insurance (1.4%)
   42,500  TIG Holdings, Inc.....................................      1,410,469
                                                                    ------------
 Leisure--Recreation, Gaming (1.0%)
   33,200  Brunswick Corp........................................      1,006,375
                                                                    ------------
 Manufacturing--Miscellaneous (1.9%)
   93,200  Pall Corp.............................................      1,928,075
                                                                    ------------
 Medical Supplies (2.7%)
   47,500  Bard (C.R.), Inc......................................      1,487,344
    1,750  Johnson & Johnson.....................................        115,281
   30,500  Mallinckrodt, Inc.....................................      1,159,000
                                                                    ------------
                                                                       2,761,625
                                                                    ------------
 Metals--Nonferrous (0.2%)
    6,900  Oregon Metallurgical Corp. (b)........................        230,288
                                                                    ------------
 Mining (0.2%)
    2,000  Potash Corp. of Saskatchewan, Inc.....................        166,000
                                                                    ------------
 Oil & Gas Exploration, Production & Services (5.9%)
   28,700  Kerr McGee Corp.......................................      1,817,068
   46,000  Mitchell Energy & Development, Class A................      1,351,250
    9,600  Mitchell Energy & Development, Class B................        279,600
   14,600  National Fuel Gas Co..................................        710,838
   15,900  Sonat, Inc............................................        727,425
   34,400  Ultramar Diamond Shamrock Corp........................      1,096,500
                                                                    ------------
                                                                       5,982,681
                                                                    ------------
 Oil--Integrated Companies (2.8%)
    1,750  Amoco Corp............................................        148,969
    6,000  Atlantic Richfield Co.................................        480,750
    1,800  Exxon Corp............................................        110,138
    7,800  Mobil Corp............................................        563,063
    2,300  Royal Dutch Petroleum Co.--New York Shares............        124,631
   26,300  Texaco, Inc...........................................      1,430,062
                                                                    ------------
                                                                       2,857,613
                                                                    ------------
 Pharmaceuticals (4.3%)
   25,500  American Home Products Corp...........................      1,950,750
    1,500  Bristol-Myers Squibb Co...............................        141,938
    1,200  Merck & Co., Inc......................................        127,500

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Pharmaceuticals, continued:
   59,500  Pharmacia & Upjohn, Inc...............................   $  2,179,187
                                                                    ------------
                                                                       4,399,375
                                                                    ------------
 Precision Instruments & Related (1.0%)
   36,800  Flowserve Corp........................................      1,028,100
                                                                    ------------
 Publishing (0.1%)
    2,000  McGraw-Hill Cos., Inc.................................        148,000
                                                                    ------------
 Railroads (1.7%)
   50,300  Illinois Central Corp.................................      1,713,344
                                                                    ------------
 Real Estate Investment Trusts (0.7%)
   18,900  FelCor Suite Hotels, Inc..............................        670,950
                                                                    ------------
 Retail--Department Stores (1.9%)
   15,400  J.C. Penney Co........................................        928,813
   15,600  Mercantile Stores Co., Inc............................        949,650
                                                                    ------------
                                                                       1,878,463
                                                                    ------------
 Retail--Specialty Stores (0.1%)
    5,700  Intimate Brands, Inc..................................        137,156
                                                                    ------------
 Semiconductors (0.0%)
      600  Intel Corp............................................         42,150
                                                                    ------------
 Steel (2.6%)
   35,000  Allegheny Teledyne, Inc...............................        905,625
   60,000  British Steel PLC-Sponsored ADR.......................      1,286,250
    4,500  Carpenter Technology Corp.............................        216,281
   12,100  Worthington Industries, Inc...........................        199,650
                                                                    ------------
                                                                       2,607,806
                                                                    ------------
 Tax Return Preparation (1.9%)
   42,900  H&R Block, Inc........................................      1,922,456
                                                                    ------------
 Tobacco & Tobacco Products (0.3%)
    5,000  Fortune Brands, Inc...................................        185,312
    2,300  Philip Morris Cos., Inc...............................        104,219
                                                                    ------------
                                                                         289,531
                                                                    ------------
 Utilities--Electric (2.2%)
    6,250  CINergy Corp..........................................        239,453
   15,300  DPL, Inc..............................................        439,875
    7,300  KU Energy Corp........................................        286,525
   17,500  PacifiCorp............................................        477,968
   16,600  Potomac Electric Power................................        428,488
   13,200  SCANA Corp............................................        395,175
                                                                    ------------
                                                                       2,267,484
                                                                    ------------
 Utilities--Electric & Gas (0.9%)
   28,800  LG&E Energy Corp......................................        665,946
    4,900  OGE Energy Corp.......................................        267,969
                                                                    ------------
                                                                         933,915
                                                                    ------------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Income Equity Fund

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Utilities--Natural Gas (2.5%)
   36,000  AGL Resources, Inc....................................   $    735,750
   17,100  NICOR, Inc............................................        721,406
   26,800  People's Energy Corp..................................      1,055,250
                                                                    ------------
                                                                       2,512,406
                                                                    ------------
 Utilities--Telecommunications (5.9%)
   33,800  Alltel Corp...........................................      1,387,913
   10,800  Cincinnati Bell, Inc..................................        334,800
   38,900  Frontier Corp.........................................        936,031
   33,500  GTE Corp..............................................      1,750,374
   32,000  Southern New England Telecommunications Corp..........      1,610,000
                                                                    ------------
                                                                       6,019,118
                                                                    ------------
 Total Common Stocks (Cost $95,936,210)                              100,673,006
                                                                    ------------

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                        DESCRIPTION                           VALUE
 --------- -----------------------------------------------------   ------------
 INVESTMENT COMPANIES (0.7%)
   18,888  Dreyfus Treasury Prime Fund..........................   $     18,888
  724,355  Federated U.S. Treasury Services Fund................        724,355
                                                                   ------------
 Total Investment Companies (Cost $743,243)                             743,243
                                                                   ------------
 Total Investments (Cost $96,679,453) (a)--100.0%                   101,416,249
 Liabilities in excess of other assets 0.0%                             (12,459)
                                                                   ------------
 Total Net Assets--100.0%                                          $101,403,790
                                                                   ============

-------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $214,353. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation................................... $ 7,422,288
         Unrealized depreciation...................................  (2,899,845)
                                                                    -----------
         Net unrealized appreciation............................... $ 4,522,443
                                                                    ===========

(b) Represents non-income producing securities.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Ohio Tax-Free Bond Fund

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- -------------------------------------------------------   ----------
 MUNICIPAL BONDS (93.8%)
 Indiana (3.1%)
  100,000  Columbus, Multi-School Building Corp., 7.15%, 1/15/02,
            Pre-Refunded 1/15/01 @ 102............................   $  110,250
                                                                     ----------
 Ohio (85.1%)
  130,000  Butler County, Hospital Facilities Revenue, Middletown
            Regional Hospital Project, 6.00%, 11/15/10,
            Callable 5/15/04 @ 101, FGIC..........................      140,238
  150,000  Clermont County, Hospital Facilities Revenue, Mercy
            Health System, 6.38%, 9/1/01, AMBAC...................      161,063
  100,000  Clermont County, Waterworks Revenue, 6.63%, 12/1/16,
            Pre-Refunded 12/1/01 @ 102, AMBAC.....................      110,750
  250,000  Columbus, Sewer Revenue, 6.13%, 6/1/03, Callable 6/1/02
            @ 102.................................................      275,312
  175,000  Edgewood, City School District, GO, 6.30%, 12/1/02,
            Callable 12/1/01 @ 102, FGIC..........................      191,406
  100,000  Franklin County, Hospital Revenue, Children's Hospital
            Project, Series A, GO, 6.40%, 11/1/06,
            Pre-Refunded 11/1/01 @ 102............................      109,625
  155,000  Hamilton County, Sewer System Revenue, Series A, 6.40%,
            12/1/03, Callable 6/1/01 @ 102........................      168,756
  100,000  Mentor, GO, 5.25%, 12/1/09, Callable 12/1/06 @ 102.....      104,625
  100,000  Montgomery County, Issue I, Series A, Limited GO,
            6.55%, 9/1/06, Pre-Refunded 9/1/01
            @ 100.................................................      108,000
  160,000  Olentangy Local School District, Series A, GO, 5.70%,
            12/1/05, Callable 12/1/04 @ 102.......................      174,200
  100,000  Springboro City School District, GO, 6.60%, 12/1/02,
            Pre-Refunded 12/1/01 @ 102............................      110,500
   95,000  State Building Authority, State Facilities, James
            Rhodes Project, 6.25%, 6/1/11, Callable 6/1/01 @ 102,
            MBIA-IBC..............................................      101,650
  100,000  State Building Authority, State Transportation
            Facilities, Series A, 7.00%, 9/1/07, Callable 9/1/00 @
            102, MBIA.............................................      108,875
  155,000  State Housing Finance Agency, Single Family Mortgage
            Revenue, Series D, 6.80%, 9/1/05, Callable 9/1/01 @
            102,
            GNMA Coll.............................................      165,463
  100,000  State Public Facilities Commission, Higher Education
            Capital Facilities, Series II-B, 4.50%, 11/1/05.......      100,750
  100,000  State Public Facilities Commission, Higher Education
            Public Facilities, Series II-B, 4.50%, 11/1/08,
            Callable 11/1/07 @ 100................................       99,500
  175,000  State Public Facilities Commission, Higher Educational
            Facilities, Series B, 6.50%, 12/1/02,
            Pre-Refunded 12/1/99 @ 102, AMBAC.....................      186,375
  160,000  State Water Development Authority Revenue, 5.75%,
            6/1/03, Callable 12/1/02 @ 102, MBIA..................      171,600
  200,000  University of Cincinnati, General Receipts, Series I-1,
            6.95%, 6/1/00, Pre-Refunded 6/1/99
            @ 102.................................................      212,000
  200,000  University of Toledo, 7.00%, 6/1/03, Pre-Refunded
            6/1/00 @ 102, MBIA....................................      217,250
                                                                     ----------
                                                                      3,017,938
                                                                     ----------
 Oregon (5.6%)
  185,000  Tri-County Metropolitan Transportation District, Light
            Rail Extension, Series A, GO, 5.70%, 7/1/04,
            Callable 7/1/02 @ 101.................................      198,875
                                                                     ----------
 Total Municipal Bonds (Cost $3,104,427)                              3,327,063
                                                                     ----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Ohio Tax-Free Bond Fund

 SHARES OR
 PRINCIPAL                       SECURITY                           MARKET
  AMOUNT                        DESCRIPTION                         VALUE
 --------- ----------------------------------------------------   ----------
 INVESTMENT COMPANIES (5.2%)
  100,000  Dreyfus Municipal Money Market Fund.................   $  100,000
   85,042  Federated Tax Free Money Market Fund................       85,042
                                                                  ----------
 Total Investment Companies (Cost $185,042)                          185,042
                                                                  ----------
 Total Investments (Cost $3,289,469) (a)--99.0%                    3,512,105
 Other assets in excess of liabilities 1.0%                           34,070
                                                                  ----------
 Total Net Assets--100.0%                                         $3,546,175
                                                                  ==========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation....................................... $222,636
         Unrealized depreciation.......................................        0
                                                                        --------
         Net unrealized appreciation................................... $222,636
                                                                        ========

AMBAC--Insured by AMBAC Indemnity Corp.
FGIC--Insured by Financial Guaranty Insurance Corp.
GNMA--Government National Mortgage Assoc.
GO--General Obligation.
MBIA--Insured by Municipal Bond Insurance Assoc.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Balanced Fund

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (64.0%)
 Aerospace/Defense (0.8%)
     3,400 Boeing Co..............................................   $   166,388
                                                                     -----------
 Apparel/Footwear (0.8%)
     4,100 Nike, Inc., Class B....................................       160,925
                                                                     -----------
 Automotive (1.0%)
     4,350 Ford Motor Co..........................................       211,791
                                                                     -----------
 Banks (4.3%)
     4,600 BankBoston Corp........................................       432,112
     1,500 Chase Manhattan Corp...................................       164,250
     2,650 J.P. Morgan & Co.......................................       299,118
                                                                     -----------
                                                                         895,480
                                                                     -----------
 Beverages (2.3%)
     4,000 Anheuser-Busch Cos., Inc...............................       176,000
     4,600 Coca-Cola Co...........................................       306,475
                                                                     -----------
                                                                         482,475
                                                                     -----------
 Chemicals--General (0.9%)
     3,000 E.I. du Pont de Nemours & Co...........................       180,188
                                                                     -----------
 Chemicals--Specialty (0.7%)
     3,500 Praxair, Inc...........................................       157,500
                                                                     -----------
 Computers & Peripherals (6.0%)
     8,000 Cisco Systems, Inc.(b).................................       445,999
     7,000 Compaq Computer Corp...................................       395,062
     2,400 Hewlett-Packard Co.....................................       150,000
     7,500 Sun Microsystems, Inc.(b)..............................       299,063
                                                                     -----------
                                                                       1,290,124
                                                                     -----------
 Consumer Goods & Services (2.3%)
     6,000 Procter & Gamble Co....................................       478,875
                                                                     -----------
 Cosmetics & Toiletries (2.7%)
     4,400 Avon Products, Inc.....................................       270,050
     3,000 Gillette Co............................................       301,313
                                                                     -----------
                                                                         571,363
                                                                     -----------
 Diversified (2.0%)
     5,600 General Electric Co....................................       410,900
                                                                     -----------
 Financial Services (4.5%)
     7,000 Federal National Mortgage Assoc........................       399,437
     3,200 FINOVA Group, Inc......................................       159,000
     2,750 SLM Holding Corp.......................................       382,593
                                                                     -----------
                                                                         941,030
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Heavy Machinery (2.7%)
     3,400 Caterpillar, Inc.......................................   $   165,113
     6,800 Deere & Co.............................................       396,525
                                                                     -----------
                                                                         561,638
                                                                     -----------
 Hotels & Motels (1.3%)
    12,000 Mirage Resorts, Inc.(b)................................       273,000
                                                                     -----------
 Insurance (2.0%)
    10,050 SunAmerica, Inc........................................       429,638
                                                                     -----------
 Medical Supplies (0.9%)
     2,800 Johnson & Johnson......................................       184,450
                                                                     -----------
 Newspapers (0.9%)
     2,800 New York Times Co., Class A............................       185,150
                                                                     -----------
 Oil--Integrated Companies (5.6%)
     4,600 Amoco Corp.............................................       391,574
     3,500 British Petroleum PLC, ADR.............................       278,906
     4,600 Exxon Corp.............................................       281,463
     4,000 Texaco, Inc............................................       217,500
                                                                     -----------
                                                                       1,169,443
                                                                     -----------
 Pharmaceuticals (5.8%)
     4,000 Bristol-Myers Squibb Co................................       378,500
     4,900 Merck & Co., Inc.......................................       520,624
     4,600 Pfizer, Inc............................................       342,988
                                                                     -----------
                                                                       1,242,112
                                                                     -----------
 Real Estate Investment Trusts (1.6%)
    17,000 Health & Retirement Property Trust.....................       340,000
                                                                     -----------
 Restaurants (1.4%)
    12,150 Wendy's International, Inc.............................       292,359
                                                                     -----------
 Rubber & Rubber Products (0.8%)
     2,550 Goodyear Tire & Rubber Co..............................       162,244
                                                                     -----------
 Semiconductors (1.7%)
     5,000 Intel Corp.............................................       351,250
                                                                     -----------
 Software & Computer Services (2.1%)
     3,150 Computer Associates International, Inc.................       166,556
     2,150 Microsoft Corp.(b).....................................       277,888
                                                                     -----------
                                                                         444,444
                                                                     -----------
 Steel (0.6%)
     8,000 Worthington Industries, Inc............................       132,000
                                                                     -----------
 Telecommunications (1.0%)
     5,500 Ericsson (L.M.) Telefonaktiebolaget, Sponsored ADR.....       205,219
                                                                     -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Balanced Fund

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Tobacco & Tobacco Products (0.8%)
     3,900 Philip Morris Cos., Inc...............................   $   176,719
                                                                    -----------
 Tools & Hardware Manufacturing (1.0%)
     5,400 Black & Decker Corp...................................       210,938
                                                                    -----------
 Utilities--Electric (2.3%)
     6,000 CINergy Corp..........................................       229,875
     4,500 Duke Energy Corp......................................       249,188
                                                                    -----------
                                                                        479,063
                                                                    -----------
 Utilities--Telecommunications (3.2%)
    14,600 Cincinnati Bell, Inc..................................       452,600
     4,300 GTE Corp..............................................       224,675
                                                                    -----------
                                                                        677,275
                                                                    -----------
 Total Common Stocks (Cost $10,610,807)                              13,463,981
                                                                    -----------
 CORPORATE BONDS (6.6%)
 Banks (2.0%)
   400,000 Chase Capital I, Series A, 7.67%, 12/1/26, Callable
            12/1/06 @ 103.84, Guaranteed by Chase Manhattan
            Corp.................................................       414,000
                                                                    -----------
 Brokerage Services (0.8%)
   163,000 Merrill Lynch & Co., Inc., 9.00%, 5/1/98..............       164,566
                                                                    -----------
 Financial Services (2.9%)
   615,000 Green Tree Financial Corp., Series 1997-6, Class A3,
            6.32%, 1/15/29 ABS...................................       616,901
                                                                    -----------
 Retail--Department Stores (0.9%)
   200,000 Sears Roebuck & Co., Series 7, 5.82%, 2/22/99 MTN.....       199,500
                                                                    -----------
 Total Corporate Bonds (Cost $1,384,366)                              1,394,967
                                                                    -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES (7.2%)
 Federal Home Loan Bank (1.4%)
   300,000 6.04%, 2/14/01, Callable 2/14/98 @ 100.................   $   298,884
                                                                     -----------
 Federal Home Loan Mortgage Corp. (1.9%)
   410,000 5.69% 11/29/00, Continuously Callable @ 100............       406,946
                                                                     -----------
 Federal National Mortgage Assoc. (3.9%)
   500,000 6.89%, 7/12/04, Callable 7/12/00 @ 100, MTN............       505,380
   300,000 6.95%, 11/13/06, Callable 11/13/01 @ 100...............       306,750
                                                                     -----------
                                                                         812,130
                                                                     -----------
 Total U.S. Government Agencies (Cost $1,505,941)                      1,517,960
                                                                     -----------
 U.S. TREASURY NOTES (18.2%)
 1,000,000 5.75%, 12/31/98........................................     1,001,520
   700,000 6.25%, 5/31/00.........................................       708,512
   300,000 6.25%, 10/31/01........................................       304,956
   300,000 6.38%, 8/15/02.........................................       307,668
 1,000,000 5.88%, 9/30/02.........................................     1,005,220
   500,000 5.75%, 8/15/03.........................................       500,115
                                                                     -----------
 Total U.S. Treasury Notes (Cost $3,779,303)                           3,827,991
                                                                     -----------
 INVESTMENT COMPANIES (3.7%)
   777,276 Federated U.S. Treasury Services Fund..................       777,276
                                                                     -----------
 Total Investment Companies (Cost $777,276)                              777,276
                                                                     -----------
 Total Investments (Cost $18,057,693)(a)--99.7%                       20,982,175
 Other assets in excess of liabilities 0.3%                               63,673
                                                                     -----------
 Total Net Assets--100.0%                                            $21,045,848
                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.................................... $3,102,778
         Unrealized depreciation....................................   (178,296)
                                                                     ----------
         Net unrealized appreciation................................ $2,924,482
                                                                     ==========

(b) Represents non-income producing securities.

ABS--Asset Backed Security
ADR--American Depositary Receipt
MTN--Medium Term Note
PLC--Public Liability Co.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Stock Appreciation Fund

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (85.1%)
 Advertising (1.3%)
    7,000  Catalina Marketing Corp. (b)...........................   $   323,750
                                                                     -----------
 Aerospace/Defense (1.8%)
   17,500  BE Aerospace, Inc. (b).................................       468,125
                                                                     -----------
 Apparel/Footwear (3.1%)
   18,600  Jones Apparel Group, Inc. (b)..........................       799,800
                                                                     -----------
 Automotive Parts (2.1%)
   16,000  Gentex Corp. (b).......................................       430,000
   10,000  Simpson Industries, Inc................................       117,500
                                                                     -----------
                                                                         547,500
                                                                     -----------
 Banks (7.3%)
   20,000  Colonial BancGroup, Inc................................       688,750
   10,920  HUBCO, Inc.............................................       427,245
   17,000  Sterling Bancorp.......................................       408,000
   12,000  Vermont Financial Services Corp........................       333,000
                                                                     -----------
                                                                       1,856,995
                                                                     -----------
 Building Materials (0.7%)
    4,500  Medusa Corp............................................       188,156
                                                                     -----------
 Chemicals--General (1.5%)
   33,000  CFC International, Inc. (b)............................       387,750
                                                                     -----------
 Chemicals--Specialty (0.6%)
    6,000  Cabot Corp.............................................       165,750
                                                                     -----------
 Commercial Services (2.9%)
   10,000  Alternative Resources Corp. (b)........................       230,625
   10,000  Healthcare Compare Corp. (b) (c).......................       511,250
                                                                     -----------
                                                                         741,875
                                                                     -----------
 Computers & Peripherals (1.3%)
    3,200  Adaptec, Inc. (b)......................................       118,800
    2,000  Complete Business Solutions, Inc. (b)..................        87,000
    3,500  Comverse Technology, Inc. (b)..........................       136,500
                                                                     -----------
                                                                         342,300
                                                                     -----------
 Cosmetics & Toiletries (1.5%)
   15,000  Nature's Sunshine Products, Inc........................       390,000
                                                                     -----------
 Electronic & Electrical--General (5.3%)
   15,000  ADFlex Solutions, Inc. (b).............................       241,875
   18,000  American Power Conversion Corp. (b)....................       425,250
   15,000  Chicago Miniature Lamp, Inc. (b).......................       506,250
   10,000  Nimbus CD International, Inc. (b)......................       107,500
    5,000  Optical Coating Laboratory, Inc........................        68,750
                                                                     -----------
                                                                       1,349,625
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Environmental Control (1.6%)
   13,400  U.S. Filter Corp. (b)..................................   $   401,163
                                                                     -----------
 Financial Services (1.5%)
    7,000  Astoria Financial Corp.................................       390,250
                                                                     -----------
 Heavy Machinery (2.0%)
    8,000  AGCO Corp..............................................       234,000
   19,250  JLG Industries, Inc....................................       271,906
                                                                     -----------
                                                                         505,906
                                                                     -----------
 Hotels & Motels (0.9%)
    6,500  MGM Grand, Inc. (b)....................................       234,406
                                                                     -----------
 Industrial Goods & Services (0.7%)
    7,900  Federal Signal Corp....................................       170,838
                                                                     -----------
 Insurance (1.0%)
    4,000  Life Re Corp...........................................       260,750
                                                                     -----------
 Leisure--Recreation, Gaming (3.2%)
   12,000  Callaway Golf Co.......................................       342,750
   22,000  Cannondale Corp. (b)...................................       478,500
                                                                     -----------
                                                                         821,250
                                                                     -----------
 Manufactured Housing (1.2%)
    9,000  National R.V. Holdings, Inc. (b).......................       295,875
                                                                     -----------
 Medical Supplies (3.5%)
   11,000  STERIS Corp. (b).......................................       530,750
   12,000  U.S. Surgical Corp.....................................       351,750
                                                                     -----------
                                                                         882,500
                                                                     -----------
 Metals--Fabrication (0.3%)
    2,200  Wolverine Tube, Inc. (b)...............................        68,200
                                                                     -----------
 Oilfield Services & Equipment (2.2%)
   23,350  Tuboscope, Inc. (b)....................................       561,859
                                                                     -----------
 Pharmaceuticals (4.1%)
    8,000  Jones Medical Industries, Inc..........................       306,000
   22,000  NBTY, Inc. (b).........................................       734,250
                                                                     -----------
                                                                       1,040,250
                                                                     -----------
 Precision Instruments & Related (0.9%)
    6,600  Millipore Corp.........................................       223,988
                                                                     -----------
 Printing & Publishing (0.6%)
    5,000  Multi-Color Corp. (b)..................................        31,875
    5,000  World Color Press, Inc. (b)............................       132,813
                                                                     -----------
                                                                         164,688
                                                                     -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Stock Appreciation Fund

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Real Estate Investment Trusts (14.4%)
    4,200  American Health Properties, Inc........................   $   115,763
    4,200  Amli Residential Properties Trust......................        93,450
    3,200  CarrAmerica Realty Corp................................       101,400
    2,800  Chelsea GCA Realty, Inc................................       106,925
   20,000  Duke Realty Investments, Inc...........................       484,999
    3,500  Essex Property Trust, Inc..............................       122,500
    2,700  FelCor Suite Hotels, Inc...............................        95,850
    8,000  Health & Retirement Property Trust.....................       159,999
    2,800  Health Care Property Investors, Inc....................       105,875
    2,900  Highwoods Properties, Inc..............................       107,844
   10,000  Jameson Inns, Inc......................................       116,875
    4,000  JP Realty, Inc.........................................       103,750
    3,000  Mack-Cali Realty Corp..................................       123,000
    4,500  Manufactured Home Communities, Inc.....................       121,500
    8,000  National Golf Properties, Inc..........................       262,499
    3,000  OMEGA Healthcare Investors, Inc........................       115,875
    5,000  Pacific Gulf Properties, Inc...........................       118,750
    3,000  Realty Income Corp.....................................        76,313
    4,400  Reckson Associates Realty Corp.........................       111,650
    4,200  Security Capital Pacific Trust.........................       101,850
    3,300  Shurgard Storage Centers, Inc. Class A.................        95,700
    3,200  Sovran Self Storage, Inc...............................       103,800
    4,450  Storage Trust Realty...................................       117,091
    8,500  Summit Properties, Inc.................................       179,562
    5,000  Tanger Factory Outlet Centers, Inc.....................       152,813
    3,400  Urban Shopping Centers, Inc............................       118,575
    6,000  Walden Residential Properties, Inc.....................       153,000
                                                                     -----------
                                                                       3,667,208
                                                                     -----------
 Restaurants (3.1%)
    6,000  Papa John's International, Inc. (b)....................       209,250
   24,000  Wendy's International, Inc.............................       577,500
                                                                     -----------
                                                                         786,750
                                                                     -----------
 Software & Computer Services (1.6%)
    5,000  National Data Corp.....................................       180,625
   10,000  Structural Dynamics Research Corp. (b).................       225,000
                                                                     -----------
                                                                         405,625
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Steel (2.7%)
    9,000  Carpenter Technology Corp..............................   $   432,563
   16,400  Worthington Industries, Inc............................       270,600
                                                                     -----------
                                                                         703,163
                                                                     -----------
 Telecommunications (1.3%)
   16,000  Aspect Telecommunications Corp. (b)....................       334,000
                                                                     -----------
 Tobacco & Tobacco Products (0.5%)
    5,000  DIMON, Inc.............................................       131,250
                                                                     -----------
 Tools & Hardware Manufacturing (1.2%)
    8,000  Black & Decker Corp....................................       312,500
                                                                     -----------
 Utilities--Telecommunications (4.8%)
   20,000  Cincinnati Bell, Inc...................................       620,000
   20,000  LCI International, Inc. (b)............................       615,000
                                                                     -----------
                                                                       1,235,000
                                                                     -----------
 Wholesale Distribution (2.4%)
   16,000  Tech Data Corp. (b)....................................       622,000
                                                                     -----------
  Total Common Stocks (Cost $17,743,856)                              21,781,045
                                                                     -----------
 WARRANTS (0.0%)
 Real Estate Investment Trusts (0.0%)
      221  Security Capital Group, expire
            9/19/98 (b)...........................................         1,160
                                                                     -----------
  Total Warrants (Cost $0)                                                 1,160
                                                                     -----------
 INVESTMENT COMPANIES (1.4%)
   19,744  Dreyfus Treasury Prime Fund............................        19,744
  325,747  Federated U.S. Treasury Services Fund..................       325,747
                                                                     -----------
  Total Investment Companies (Cost $345,491)                             345,491
                                                                     -----------
  Total Investments (Cost $18,089,347) (a)--86.5%                     22,127,696
  Other assets in excess of liabilities 13.5%                          3,449,883
                                                                     -----------
  Total Net Assets--100.0%                                           $25,577,579
                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.................................... $4,517,684
         Unrealized depreciation....................................   (479,335)
                                                                     ----------
         Net unrealized appreciation................................ $4,038,349
                                                                     ==========

(b) Represents non-income producing securities.
(c) Name changed to First Health Group Corp. 1/2/98.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Large Company Select Fund

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (94.0%)
 Aerospace/Defense (1.8%)
   13,600  Boeing Co..............................................   $   665,550
                                                                     -----------
 Apparel/Footwear (1.5%)
    5,500  Jones Apparel Group, Inc. (b)..........................       236,500
    7,500  Nike, Inc., Class B....................................       294,375
                                                                     -----------
                                                                         530,875
                                                                     -----------
 Automotive (1.9%)
   14,150  Ford Motor Co..........................................       688,928
                                                                     -----------
 Banks (4.1%)
    6,900  BankAmerica Corp.......................................       503,700
    5,400  BankBoston Corp........................................       507,263
    5,200  KeyCorp................................................       368,225
    1,600  Mellon Bank Corp.......................................        97,000
                                                                     -----------
                                                                       1,476,188
                                                                     -----------
 Beverages (2.7%)
   11,600  Coca-Cola Co...........................................       772,850
    6,000  PepsiCo, Inc...........................................       218,625
                                                                     -----------
                                                                         991,475
                                                                     -----------
 Chemicals--Specialty (1.2%)
   10,000  Praxair, Inc...........................................       450,000
                                                                     -----------
 Commercial Services (0.5%)
    2,800  Federal Express Corp. (b)..............................       170,975
                                                                     -----------
 Computers & Peripherals (9.2%)
   17,775  Cisco Systems, Inc. (b)................................       990,955
   13,500  Compaq Computer Corp...................................       761,906
   10,000  Hewlett-Packard Co.....................................       625,000
    2,700  International Business Machines Corp...................       282,319
    9,500  Quantum Corp. (b)......................................       190,594
   12,000  Sun Microsystems, Inc. (b).............................       478,500
                                                                     -----------
                                                                       3,329,274
                                                                     -----------
 Consumer Goods & Services (2.6%)
   11,600  Procter & Gamble Co....................................       925,825
                                                                     -----------
 Cosmetics & Toiletries (3.4%)
    4,900  Avon Products, Inc.....................................       300,738
    9,200  Gillette Co............................................       924,025
                                                                     -----------
                                                                       1,224,763
                                                                     -----------
 Diversified (3.3%)
   16,100  General Electric Co....................................     1,181,338
                                                                     -----------
 Electrical Equipment (1.0%)
    6,200  Emerson Electric Co....................................       349,913
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Entertainment (1.5%)
    5,600  The Walt Disney Co.....................................   $   554,750
                                                                     -----------
 Financial Services (7.6%)
    8,000  American Express Co....................................       714,000
   15,200  Federal National Mortgage Assoc........................       867,349
    5,200  FINOVA Group, Inc......................................       258,375
    2,900  SLM Holding Corp.......................................       403,463
    8,998  Travelers Group, Inc...................................       484,767
                                                                     -----------
                                                                       2,727,954
                                                                     -----------
 Food Processing & Packaging (2.3%)
    7,800  CPC International, Inc. (c)............................       840,450
                                                                     -----------
 Heavy Machinery (3.6%)
    6,000  Caterpillar, Inc.......................................       291,375
   17,000  Deere & Co.............................................       991,313
                                                                     -----------
                                                                       1,282,688
                                                                     -----------
 Hotels & Motels (1.1%)
   18,200  Mirage Resorts, Inc. (b)...............................       414,050
                                                                     -----------
 Insurance (4.9%)
    6,600  American International Group, Inc......................       717,749
    3,200  Chubb Corp.............................................       242,000
    4,800  Marsh & McLennan Cos., Inc.............................       357,900
   10,650  SunAmerica, Inc........................................       455,288
                                                                     -----------
                                                                       1,772,937
                                                                     -----------
 Medical Supplies (0.9%)
    5,000  Johnson & Johnson......................................       329,375
                                                                     -----------
 Mining (0.9%)
    4,000  Potash Corp. of Saskatchewan, Inc......................       332,000
                                                                     -----------
 Newspapers (1.4%)
    8,000  Gannett Co., Inc.......................................       494,500
                                                                     -----------
 Oil--Integrated Companies (6.0%)
    3,100  Amoco Corp.............................................       263,888
   11,600  Exxon Corp.............................................       709,774
    7,200  Mobil Corp.............................................       519,750
   12,400  Royal Dutch Petroleum Co.--New York Shares.............       671,925
                                                                     -----------
                                                                       2,165,337
                                                                     -----------
 Oilfield Services & Equipment (2.2%)
    9,800  Schlumberger, Ltd......................................       788,900
                                                                     -----------
 Pharmaceuticals (6.9%)
    6,100  Bristol-Myers Squibb Co................................       577,213



Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Large Company Select Fund

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Pharmaceuticals, continued
    8,300  Merck & Co., Inc.......................................   $   881,875
   13,700  Pfizer, Inc............................................     1,021,505
                                                                     -----------
                                                                       2,480,593
                                                                     -----------
 Real Estate Investment Trusts (2.1%)
   19,000  Duke Realty Investments, Inc...........................       460,750
    6,000  Equity Residential Properties Trust....................       303,375
                                                                     -----------
                                                                         764,125
                                                                     -----------
 Restaurants (2.2%)
   32,325  Wendy's International, Inc.............................       777,820
                                                                     -----------
 Retail (0.7%)
    6,600  Wal-Mart Stores, Inc...................................       260,288
                                                                     -----------
 Rubber & Rubber Products (2.0%)
   11,100  Goodyear Tire & Rubber Co..............................       706,238
                                                                     -----------
 Semiconductors (3.4%)
   17,500  Intel Corp.............................................     1,229,375
                                                                     -----------
 Software & Computer Services (4.0%)
   12,000  Computer Associates International, Inc.................       634,500
    6,200  Microsoft Corp. (b)....................................       801,350
                                                                     -----------
                                                                       1,435,850
                                                                     -----------
 Steel (0.9%)
    3,000  Carpenter Technology Corp..............................       144,188
   10,250  Worthington Industries, Inc............................       169,125
                                                                     -----------
                                                                         313,313
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Telecommunications (2.1%)
    14,000 Ericsson (L.M.) Telefonaktiebolaget, Sponsored ADR.....   $   522,375
     3,000 Lucent Technologies, Inc...............................       239,625
                                                                     -----------
                                                                         762,000
                                                                     -----------
 Tobacco & Tobacco Products (1.0%)
     7,800 Philip Morris Cos., Inc................................       353,438
                                                                     -----------
 Tools & Hardware Manufacturing (0.4%)
     4,000 Black & Decker Corp....................................       156,250
                                                                     -----------
 Utilities--Telecommunications (2.7%)
    31,800 Cincinnati Bell, Inc...................................       985,800
                                                                     -----------
 Total Common Stocks (Cost $17,906,174)                               33,913,135
                                                                     -----------
 INVESTMENT COMPANIES (5.9%)
 1,263,213 Dreyfus Treasury Prime Fund............................     1,263,213
   851,565 Federated U.S. Treasury Services Fund..................       851,565
                                                                     -----------
 Total Investment Companies (Cost $2,114,778)                          2,114,778
                                                                     -----------
 Total Investments (Cost $20,020,952) (a)--99.9%                      36,027,913
 Other assets in excess of liabilities 0.1%                               49,676
                                                                     -----------
 Total Net Assets--100.0%                                            $36,077,589
                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation................................... $16,403,931
         Unrealized depreciation...................................    (396,970)
                                                                    -----------
         Net unrealized appreciation............................... $16,006,961
                                                                    ===========

(b) Represents non-income producing securities.
(c) Name changed to BestFoods 1/2/98.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

1. ORGANIZATION:

 The Riverfront Funds, Inc. (the "Fund"), was organized as a Maryland corporation on March 27, 1990, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is authorized to issue seven series of shares of capital stock, representing interests in different portfolios of securities as follows: The Riverfront U.S. Government Securities Money Market Fund, The Riverfront U.S. Government Income Fund, The Riverfront Income Equity Fund, The Riverfront Ohio Tax-Free Bond Fund, The Riverfront Balanced Fund (formerly the Riverfront Flexible Growth Fund), The Riverfront Stock Appreciation Fund and The Riverfront Large Company Select Fund (each, a "Portfolio"; and collectively, the "Portfolios").

 The investment objective of the U.S. Government Securities Money Market Fund is to seek current income from U.S. Government short-term securities while preserving capital and maintaining liquidity. The investment objective of the U.S. Government Income Fund is to seek a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in high quality fixed rate and adjustable rate mortgaged back securities and other asset-backed securities. The investment objective of the Income Equity Fund is to seek a high level of investment income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity securities of U.S. issuers. The investment objective of the Ohio Tax-Free Bond Fund is to seek income exempt from federal and Ohio state income taxes and preservation of capital. The investment objective of the Balanced Fund is to seek long-term growth of capital with some current income as a secondary objective. The investment objective of the Stock Appreciation Fund is to seek capital growth. The investment objective of the Large Company Select Fund is to seek long term growth of capital with some current income as a secondary objective.

 The Fund is authorized to issue 3,000,000,000 shares with a par value of $.001 per share. Sales of shares of the Portfolios may be made to customers of The Provident Bank ("Provident") and its affiliates, to all accounts of correspondent banks of Provident and to the general public.

 The U.S. Government Income Fund, The Income Equity Fund, The Ohio Tax-Free Bond Fund, The Balanced Fund, The Stock Appreciation Fund and The Large Company Select Fund (collectively, "the variable net asset value funds") each offer two share classes: Investor A Shares and Investor B Shares. The U.S. Government Securities Money Market Fund (the "money market fund") offers only the Investor A Shares. Investor A Shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Portfolios' prospectus. Certain redemptions of the Investor B Shares of the variable net asset value funds made within six years of purchase are subject to varying contingent deferred sales charges in accordance with the Portfolios' prospectus. Each share class has identical rights and privileges, except with respect to (i) distribution and shareholder services (12b-1) fees paid by each share class, (ii) voting rights on matters specifically affecting a single share class, (iii) and the exchange privileges.

2. SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

 financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITIES VALUATION:

  Investments of the money market fund are valued at amortized cost. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to an appropriate demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

  Investments in common and preferred stocks, corporate bonds, commercial paper and U.S. Government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean of the latest available bid and asked quotations or closing sale prices on the principal exchange (closing sales prices on the over-the-counter National Market System) in which such securities are normally traded. Municipal bonds are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such investment companies. Other securities for which quotations are not readily available are valued at their fair value as determined in good faith by Provident, as the investment adviser, or by the sub-investment advisor, as the case may be, under the supervision of the Fund's Board of Directors. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

  SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined on an identified cost basis.

  REPURCHASE AGREEMENTS:

  The Portfolios may enter into repurchase agreements from financial institutions such as banks and broker dealers which Provident, as investment adviser or the Portfolio's sub-investment adviser, as applicable, deems creditworthy under guidelines approved by the Fund's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

  DIVIDENDS TO SHAREHOLDERS:

  Dividends from net investment income are declared daily and paid monthly for the money market fund. Dividends from net investment income are declared and generally paid monthly for each variable net asset value fund with the exception of the Stock Appreciation Fund which declares and pays any dividends semi annually.

  Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Portfolios. Any taxable distributions declared in December and paid in the following fiscal year will be taxable to shareholders in the year declared.

  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  As of December 31, 1997, the following reclassifications have been made to increase (decrease) the following components of net assets with offsetting adjustments made to paid-in capital:

                                                   ACCUMULATED
                                                  UNDISTRIBUTED  ACCUMULATED NET
                                                  NET INVESTMENT REALIZED GAINS
                                                      INCOME     ON INVESTMENTS
                                                  -------------- ---------------
  U.S. Government Income Fund....................    $423,663       $   5,121
  Income Equity Fund.............................    $     --       $  40,162
  Ohio Tax-Free Fund.............................    $157,244       $      --
  Balanced Fund..................................    $  3,313       $  (3,313)
  Stock Appreciation Fund........................    $150,736       $(150,736)
  Large Company Select Fund......................    $ 84,685       $ (76,753)

  FEDERAL INCOME TAXES:

  It is the policy of each Portfolio to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

  EXPENSE ALLOCATIONS:

  Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Fund are prorated to the Portfolios, generally on the basis of relative net assets. Fees paid under a Portfolio's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

3. PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1997 are as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
  U.S. Government Income Fund........................ $ 41,906,699 $ 32,091,752
  Income Equity Fund................................. $145,292,462 $146,249,889
  Ohio Tax-Free Bond Fund............................ $    301,373 $ 17,617,471
  Balanced Fund...................................... $ 19,491,370 $ 20,305,049
  Stock Appreciation Fund............................ $ 16,980,604 $ 28,878,942
  Large Company Select Fund.......................... $ 11,725,461 $ 12,289,867

4. CAPITAL SHARE TRANSACTIONS:

 Transactions in capital shares for the Fund were as follows:

                         U.S. GOVERNMENT INCOME FUND        INCOME EQUITY FUND
                         -----------------------------   --------------------------
                          YEAR ENDED      YEAR ENDED      YEAR ENDED    YEAR ENDED
                         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                             1997            1996            1997          1996
                         -------------   -------------   ------------  ------------
CAPITAL TRANSACTIONS:
Investor A Shares:
  Proceeds from shares
   issued............... $   3,965,162   $   2,494,252   $  7,333,378  $ 8,709,609
  Proceeds from shares
   issued in connection
   with common trust
   fund acquisition.....    16,606,766             --             --           --
  Dividends reinvested..       447,813         440,531     19,742,254   10,845,880
  Shares redeemed.......    (5,969,304)     (4,741,047)   (16,662,273)  (7,958,218)
                         -------------   -------------   ------------  -----------
  Change in net assets
   from Investor A share
   transactions......... $  15,050,437   $  (1,806,264)  $ 10,413,359  $11,597,271
                         =============   =============   ============  ===========
Investor B Shares:
  Proceeds from shares
   issued............... $     270,855   $     372,835   $  8,520,546  $ 3,928,456
  Dividends reinvested..        58,773          45,964      3,781,007    1,297,923
  Shares redeemed.......      (315,970)       (349,650)    (1,514,086)    (420,101)
                         -------------   -------------   ------------  -----------
  Change in net assets
   from Investor B share
   transactions......... $      13,658   $      69,149   $ 10,787,467  $ 4,806,278
                         =============   =============   ============  ===========
SHARE TRANSACTIONS:
Investor A Shares:
  Issued................       423,205         264,167        552,976      680,679
  Issued in connection
   with common trust
   fund acquisition.....     1,761,057             --             --           --
  Reinvested............        47,635          46,735      1,674,497      898,119
  Redeemed..............      (634,837)       (502,013)    (1,206,389)    (624,637)
                         -------------   -------------   ------------  -----------
  Change in Investor A
   Shares...............     1,597,060        (191,111)     1,021,084      954,161
                         =============   =============   ============  ===========
Investor B Shares:
  Issued................        24,956          34,874        633,092      317,268
  Reinvested............         5,568           4,314        314,995      103,352
  Redeemed..............       (29,761)        (32,664)      (109,730)     (31,854)
                         -------------   -------------   ------------  -----------
  Change in Investor B
   Shares...............           763           6,524        838,357      388,766
                         =============   =============   ============  ===========

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

4. CAPITAL SHARE TRANSACTIONS, CONTINUED:

                            OHIO TAX-FREE FUND             BALANCED FUND
                         --------------------------  --------------------------
                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                             1997          1996          1997          1996
                         ------------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
Investor A Shares:
  Proceeds from shares
   issued............... $    119,446   $    39,457  $  1,140,421  $  5,979,948
  Proceeds from shares
   issued in connection
   with common trust
   fund acquisition.....   11,399,841           --            --            --
  Dividends reinvested..       20,138         6,134       969,400       318,997
  Shares redeemed.......  (19,309,599)     (340,435)   (3,919,227)   (5,316,451)
                         ------------  ------------  ------------  ------------
  Change in net assets
   from Investor A share
   transactions......... $ (7,770,174) $   (294,844) $ (1,809,406) $    982,494
                         ============  ============  ============  ============
Investor B Shares:
  Proceeds from shares
   issued............... $    396,677  $    592,591  $  1,482,972  $  5,648,362
  Dividends reinvested..      181,550        20,060       979,316       227,824
  Shares redeemed.......     (230,357)     (248,303)   (1,554,696)   (1,218,260)
                         ------------  ------------  ------------  ------------
  Change in net assets
   from Investor B share
   transactions......... $    347,870  $    364,348  $    907,592  $  4,657,926
                         ============  ============  ============  ============
SHARE TRANSACTIONS:
Investor A Shares:
  Issued................       14,309         3,737        91,585       531,651
  Issued in connection
   with common trust
   fund acquisition.....    1,097,194           --            --            --
  Reinvested............        2,125           593        79,188        28,295
  Redeemed..............   (1,872,553)      (32,383)     (316,498)     (466,939)
                         ------------  ------------  ------------  ------------
  Change in Investor A
   Shares...............     (758,925)      (28,053)     (145,725)       93,007
                         ============  ============  ============  ============
Investor B Shares:
  Issued................       34,793        55,795       115,832       485,748
  Reinvested............       18,823         1,897        77,517        19,547
  Redeemed..............      (22,564)      (23,572)     (121,277)     (104,208)
                         ------------  ------------  ------------  ------------
  Change in Investor B
   Shares...............       31,052        34,120        72,072       401,087
                         ============  ============  ============  ============

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

4. CAPITAL SHARE TRANSACTIONS, CONTINUED:

                                                                  LARGE COMPANY
                                       STOCK APPRECIATION FUND     SELECT FUND
                                      --------------------------  -------------
                                       YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          1997          1996          1997*
                                      ------------  ------------  -------------
CAPITAL TRANSACTIONS:
Investor A Shares:
  Proceeds from shares issued........ $  3,009,538  $  3,225,171   $ 2,486,334
  Proceeds from shares issued in
   connection with common
   trust fund acquisition............          --            --     27,813,338
  Dividends reinvested...............    4,366,182     2,903,615     3,676,075
  Shares redeemed....................  (13,898,332)  (16,060,775)   (3,937,879)
                                      ------------  ------------   -----------
  Change in net assets from Investor
   A share transactions.............. $ (6,522,612) $ (9,931,989)  $30,037,868
                                      ============  ============   ===========
Investor B Shares:
  Proceeds from shares issued........ $    526,610  $    483,957   $ 2,396,213
  Dividends reinvested...............      214,709        65,586       263,596
  Shares redeemed....................     (115,336)     (105,940)      (37,554)
                                      ------------  ------------   -----------
  Change in net assets from Investor
   B share transactions.............. $    625,983  $    443,603   $ 2,622,255
                                      ============  ============   ===========
SHARE TRANSACTIONS:
Investor A Shares:
  Issued.............................      307,000       307,057       205,316
  Issued in connection with common
   trust fund acquisition............          --            --      2,781,335
  Reinvested.........................      468,165       308,567       329,693
  Redeemed...........................   (1,436,813)   (1,618,575)     (352,190)
                                      ------------  ------------   -----------
  Change in Investor A Shares........     (661,648)   (1,002,951)    2,964,154
                                      ============  ============   ===========
Investor B Shares:
  Issued.............................       52,468        66,446       198,193
  Reinvested.........................       22,295         6,727        23,747
  Redeemed...........................      (11,801)      (10,094)       (3,405)
                                      ------------  ------------   -----------
  Change in Investor B Shares........       62,962        63,079       218,535
                                      ============  ============   ===========

-------
* For the period January 2, 1997 (commencement of operations) through December 31, 1997.

5. RELATED PARTY TRANSACTIONS

 Provident has entered into an Investment Advisory Agreement with the Fund whereby Provident supervises and manages the investment and reinvestment of the assets of the U.S. Government Securities Money Market Fund, the U.S. Government Income Fund, the Income Equity Fund, the Ohio Tax-Free Bond Fund, the Balanced Fund, the Stock Appreciation Fund and the Large Company Select Fund. Under the terms of the Investment Advisory Agreement, Provident is entitled to receive fees based on a percentage of the average net assets of each Portfolio.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

5. RELATED PARTY TRANSACTIONS, CONTINUED:

 Pursuant to the terms of the Investment Advisory Agreement with the Fund, Provident has entered into a Sub-Investment Advisory Agreement with DePrince, Race & Zollo, Inc. ("DRZ") for the Income Equity Fund. DRZ provides investment advice to and supervises the investment program of that portion of the assets of the Income Equity Fund allocated to DRZ by the Fund's Board of Directors. Under the terms of the Sub-Investment Advisory Agreements, DRZ receives from Provident fees calculated at 0.50% of average daily net assets up to $55 million of the Income Equity Fund managed by DRZ and 0.55% of average daily net assets above $55 million for this Portfolio managed by DRZ.

 In addition to serving as Investment Adviser, Provident serves as custodian and fund accountant to the Portfolios. Under the terms of the Custodian, Fund Accounting and Recordkeeping Agreement, Provident is entitled to receive fees based on a percentage of the average daily net assets of each Portfolio.

 During the year ended December 31, 1997, Provident Securities & Investment Company ("PSI"), an affiliate of Provident which is a registered broker dealer, executed transactions to purchase and sell portfolio investments on an agency basis on behalf of the Fund. The Fund paid PSI approximately $92,057 that has been included in investments at cost, as commissions for such transactions.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS are subsidiaries of the BISYS Group, Inc.

 BISYS, with whom certain officers and a director of the Fund are affiliated, serves the Fund as administrator, principal underwriter and distributor. Such officers and the director are paid no fees directly by the Portfolios for serving as officers and as director of the Fund. Under the terms of the Administration Agreement, BISYS' fees are computed at 0.20% of the average daily net assets of each Portfolio.

 Provident also serves as transfer agent and shareholder servicing agent to the Fund. BISYS Ohio served as sub-transfer agent for the Investor B Shares through March 24, 1997. On March 25, 1997, Provident became the Transfer Agent for all shares of the Fund. Under the terms of the Master Transfer and Record keeping Agreement, Provident is entitled to receive fees based on the number of shareholders of each Portfolio and certain out- of-pocket expenses. Under the terms of the Shareholder Services Plan, each Portfolio is authorized to pay compensation to banks and other financial institutions, including Provident and BISYS or other providers for record keeping and/or administrative support services. As of December 31, 1997, there were no shareholder servicing agreements entered into on behalf of any of the Portfolios.

 The Fund has adopted an Investor A Distribution and Shareholder Service Plan and Agreement ("Investor A Plan") and an Investor B Distribution and Shareholder Services Plan and Agreement ("Investor B Plan"), each in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor A Plan, each Portfolio is authorized to pay or reimburse BISYS, as distributor of Investor A Shares, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of Investor A Shares of each Portfolio. Pursuant to the Investor B Plan, each variable net asset value fund is authorized to pay or reimburse BISYS, as distributor of Investor B Shares, (a) a distribution fee in an amount not to exceed, on an annual basis, 0.75% of the average daily net asset value of Investor B Shares of that Portfolio and (b) a service fee in an amount not to exceed 0.25% of the average daily net asset value of Investor B Shares of that Portfolio. These fees may be used by BISYS to pay banks, broker dealers and other

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

5. RELATED PARTY TRANSACTIONS, CONTINUED:

 institutions, including Provident, or to reimburse BISYS or its affiliates, to finance any activity which is principally intended to result in the sale of shares or to compensate for providing shareholder services.

 For the year ended December 31, 1997, BISYS received $279,254 from commissions on sales of capital shares, of which $386 was reallowed to brokers affiliated with Provident.

 Provident and certain of its affiliates own shares in the U.S. Government Income Fund. As of December 31, 1997, Provident owns $23,842,765 or 47% of the Portfolio.

 Fees may be voluntarily reduced or reimbursed to assist the Portfolios in maintaining competitive expense ratios. Information regarding these transactions is as follows for the year ended December 31, 1997:

                                     U.S. GOVERNMENT                   INCOME
                                     SECURITIES MONEY U.S. GOVERNMENT  EQUITY
                                       MARKET FUND      INCOME FUND     FUND
                                     ---------------- --------------- --------
  INVESTMENT ADVISOR FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets)..........................         0.15%           0.40%        0.95%
  Voluntary fee reductions..........           NA              NA           NA
  ADMINISTRATION FEES:
  Annual fee (percentage of average
   net assets)......................         0.20%           0.20%        0.20%
  12B-1 FEES (INVESTOR A):
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets)..........................         0.25%           0.25%        0.25%
  Voluntary fee reductions..........     $242,899         $29,297     $ 41,154
  12B-1 FEES (INVESTOR B):
  Annual fee (percentage of average
   net assets)......................           NA            1.00%        1.00%
  Custodian and Accounting Fees:....     $ 81,531         $55,655     $144,048
  Transfer Agent Fees:..............     $ 33,896         $50,879     $ 96,037

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

5. RELATED PARTY TRANSACTIONS, CONTINUED:

                                                               OHIO
                                                             TAX-FREE  BALANCED
                                                             BOND FUND   FUND
                                                             --------- --------
  INVESTMENT ADVISOR FEES:
  Annual fee before voluntary fee reductions (percentage of
   average net assets)......................................     0.50%    0.90%
  Voluntary fee reductions..................................  $ 8,196  $20,662
  ADMINISTRATION FEES:
  Annual fee (percentage of average net assets).............     0.20%    0.20%
  12B-1 FEES (INVESTOR A):
  Annual fee before voluntary fee reductions (percentage of
   average net assets)......................................     0.25%    0.25%
  Voluntary fee reductions..................................       NA  $10,678
  12B-1 FEES (INVESTOR B):
  Annual fee (percentage of average net assets).............     1.00%    1.00%
  CUSTODIAN AND ACCOUNTING FEES:............................  $13,711  $33,160
  TRANSFER AGENT FEES:......................................  $39,534  $61,796
  EXPENSE REIMBURSEMENTS:...................................  $23,066       NA

                                                        STOCK
                                                     APPRECIATION LARGE COMPANY
                                                         FUND      SELECT FUND
                                                     ------------ -------------
  INVESTMENT ADVISOR FEES:
  Annual fee before voluntary fee reductions
   (percentage of average net assets)...............       0.80%        0.80%
  ADMINISTRATION FEES:
  Annual fee (percentage of average net assets).....       0.20%        0.20%
  12B-1 FEES (INVESTOR A):
  Annual fee before voluntary fee reductions
   (percentage of average net assets)...............       0.25%        0.25%
  12B-1 FEES (INVESTOR B):
  Annual fee (percentage of average net assets).....        100%        1.00%
  CUSTODIAN AND ACCOUNTING FEES:....................    $42,139      $49,119
  TRANSFER AGENT FEES:..............................   $118,492      $41,424
  Expense reimbursements............................         NA           NA

 NA--Not applicable

6. ACQUISITION OF COMMON TRUST FUNDS A, B, C, F-1 AND G

 On January 2, 1997, the Large Company Select Fund issued Investor A shares in a tax free conversion to acquire the assets and liabilities, including distributions payable of $26,562, of the Common Trust A and Common Trust G of The Provident Bank. The following is a summary of Investor A shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

  Investor A Shares (000)'s............................................   2,781
  Net assets acquired (000)'s.......................................... $27,813
  Net asset value...................................................... $ 10.00
  Unrealized appreciation (000)'s...................................... $12,592
  Net assets of mutual fund before acquisition......................... $     0

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

6. ACQUISITION OF COMMON TRUST FUNDS A, B, C, F-1 AND G, CONTINUED:

 On January 9, 1997, the Ohio Tax Free Fund issued Investor A shares in a tax free conversion to acquire the assets and liabilities, including distributions payable of $15,577, of the Common Trust Fund B of The Provident Bank. The following is a summary of Investor A shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired.




  Investor A Shares (000)'s............................................   1,097
  Net assets acquired (000)'s.......................................... $11,400
  Net asset value...................................................... $ 10.39
  Unrealized appreciation (000)'s...................................... $   465
  Net assets of mutual fund before acquisition......................... $11,624

 On January 23, 1997, the U.S. Government Income Fund issued Investor A shares in a tax free conversion to acquire the assets and liabilities, including distributions payable of $26,148, of the Common Trust Fund C and Common Trust Fund F-1 of The Provident Bank. The following is a summary of Investor A shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired.

  Investor A Shares (000)'s............................................   1,761
  Net assets acquired (000)'s.......................................... $16,607
  Net asset value...................................................... $  9.43
  Unrealized appreciation (000)'s...................................... $   392
  Net assets of mutual fund before acquisition......................... $34,983

7. SUBSEQUENT EVENTS

 The Company has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of March 21, 1997 (the "Plan"), with The Riverfront Funds, an Ohio business trust (the "Trust"), whereby each Fund of the Company will become a separate series of an Ohio business trust rather than a separate series of a Maryland corporation (the "Conversion").

 The Conversion is subject to certain regulatory approvals and to approval by the shareholders of the Funds as a special Shareholder Meeting which has been adjourned to seek further proxies and is currently expected to be held in the first quarter of 1998. If the shareholders approve the Conversion and the necessary regulatory approval is obtained, it is expected that the Conversion will take place.

8. ELIGIBLE DISTRIBUTIONS (UNAUDITED):

 The Riverfront Funds designates the following percentage of distributions eligible for the dividends received deductions for the following funds:


                                                                      PERCENTAGE
                                                                      ----------
  Income Equity Fund.................................................   12.79%
  Balanced Fund......................................................   39.26%
  Stock Appreciation Fund............................................   10.60%

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

9. EXEMPT-INTEREST INCOME DESIGNATIONS (UNAUDITED):

 The Riverfront Funds designate the following exempt-interest dividends for the taxable year ended December 31, 1997:

                                                                        TAX-
                                                                       EXEMPT
                                                                    DISTRIBUTION
                                                                    ------------
   Ohio Tax-Free Bond Fund.........................................   $312,690

10. FEDERAL INCOME TAX INFORMATION (UNAUDITED):

 The accompanying table details distributions from mid-term and long-term capital gains for the following Portfolios for the period ended December 31, 1997:

                                                           MID-TERM  LONG-TERM
                                                             28%        20%
                                                          ---------- ----------
  Income Equity Fund..................................... $3,522,442 $3,052,514
  Ohio Tax-Free Fund..................................... $  377,842 $  219,421
  Balanced Fund.......................................... $1,065,887 $  486,992
  Stock Appreciation Fund................................ $2,032,827 $  291,201
  Large Company Select Fund.............................. $2,117,560 $1,905,205

 At December 31, 1997, the following Portfolios have capital loss carryforwards for tax purposes which are available to offset future capital gains, if any:

                                                            CAPITAL LOSS
                                                            CARRYFORWARD EXPIRES
                                                            ------------ -------
  U.S. Government Securities Money Market Fund.............   $    875    2002
  U.S. Government Securities Money Market Fund.............   $  1,415    2003
  U.S. Government Securities Money Market Fund.............   $     31    2005
  U.S. Government Income Fund..............................   $552,136    2002
  U.S. Government Income Fund..............................   $516,479    2003

 Under current tax law, capital losses realized October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended December 31, 1998:

                                                                   POST-OCTOBER
                                                                  CAPITAL LOSSES
                                                                  --------------
  U.S. Government Securities Money Market Fund...................    $  1,432
  Income Equity Fund.............................................    $119,866

Continued

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                            U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                          ------------------------------------------------
                                    YEARS ENDED DECEMBER 31,
                          ------------------------------------------------
                            1997      1996      1995    1994 (A)  1993 (A)
                          --------  --------  --------  --------  --------
NET ASSET VALUE,
 BEGINNING OF PERIOD..... $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                          --------  --------  --------  --------  --------
Investment Activities
 Net investment income...    0.049     0.046     0.050     0.040     0.030
                          --------  --------  --------  --------  --------
Distributions
 Net investment income...   (0.049)   (0.046)   (0.050)   (0.040)   (0.030)
                          --------  --------  --------  --------  --------
NET ASSET VALUE,
 END OF PERIOD........... $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                          ========  ========  ========  ========  ========
Total Return.............     5.02%     4.89%     5.52%     3.78%     2.90%
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of      $142,569  $181,017  $157,495  $149,374  $133,207
 period (000)............
Ratio of expenses to          0.64%     0.59%     0.58%     0.51%     0.32%
 average net assets......
Ratio of net investment       4.90%     4.78%     5.34%     3.70%     2.85%
 income to average net
 assets..................
Ratio of expenses to          0.79%     0.84%     0.83%     0.80%     0.42%
 average net assets*.....
Ratio of net investment       4.75%     4.53%     5.09%     3.41%     2.75%
 income to average net
 assets*.................

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)Audited by other auditors.

See Notes to Financial Statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                        U.S. GOVERNMENT INCOME FUND
                          ------------------------------------------------------------------------------------------
                                                                                   JANUARY 17,      YEARS ENDED
                                    YEAR ENDED DECEMBER 31,            YEAR ENDED    1995 TO       DECEMBER 31,
                          ------------------------------------------- DECEMBER 31, DECEMBER 31,  -------------------
                                  1997                  1996              1995       1995 (A)    1994 (E)   1993 (E)
                          --------------------- --------------------- ------------ ------------  --------   --------
                          INVESTOR A INVESTOR B INVESTOR A INVESTOR B  INVESTOR A   INVESTOR B
                          ---------- ---------- ---------- ---------- ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $  9.43     $10.64    $  9.71     $10.95     $  8.92       $10.00     $  9.91    $  9.76
                           -------     ------    -------     ------     -------       ------     -------    -------
Investment Activities
 Net investment income..      0.49       0.48       0.52       0.49        0.54         0.43        0.54       0.51
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.14       0.14      (0.29)     (0.31)       0.79         0.94       (0.99)      0.20
                           -------     ------    -------     ------     -------       ------     -------    -------
 Total from Investment
  Activities............      0.63       0.62       0.23       0.18        1.33         1.37       (0.45)      0.71
                           -------     ------    -------     ------     -------       ------     -------    -------
Distributions
 Net investment income..     (0.50)     (0.49)     (0.51)     (0.49)      (0.54)       (0.42)      (0.54)     (0.50)
 In excess of net
  investment income.....     (0.08)     (0.09)        --         --          --           --          --      (0.06)
                           -------     ------    -------     ------     -------       ------     -------    -------
 Total Distributions....     (0.58)     (0.58)     (0.51)     (0.49)      (0.54)       (0.42)      (0.54)     (0.56)
                           -------     ------    -------     ------     -------       ------     -------    -------
NET ASSET VALUE,
 END OF PERIOD..........   $  9.48     $10.68    $  9.43     $10.64     $  9.71       $10.95     $  8.92    $  9.91
                           =======     ======    =======     ======     =======       ======     =======    =======
Total Return (excludes
 sales/redemption
 charge)................      6.94%      6.07%      2.51%      1.72%      15.22%       13.96%(d)   (4.64)%     7.38%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $49,017     $1,309    $33,694     $1,296     $36,538       $1,263     $32,721    $30,078
Ratio of expenses to
 average net assets.....      1.14%      1.95%      1.11%      1.96%       1.09%        1.90%(b)    0.86%      0.65%
Ratio of net investment
 income to average net
 assets.................      5.40%      4.56%      5.45%      4.59%       5.74%        4.80%(b)    5.78%      5.05%
Ratio of expenses to
 average net assets*....      1.20%      1.95%      1.20%      1.96%       1.18%        1.90%(b)    1.14%      1.08%
Ratio of net investment
 income to average net
 assets*................      5.34%      4.56%      5.36%      4.59%       5.65%        4.80%(b)    5.49%      4.62%
Portfolio turnover rate
 (c)....................        71%        71%        53%        53%         75%          75%         83%       220%

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(e) Audited by other auditors.

See Notes to Financial Statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                            INCOME EQUITY FUND
                          ----------------------------------------------------------------------------------------
                                                                                  JANUARY 17,      YEARS ENDED
                                    YEAR ENDED DECEMBER 31,           YEAR ENDED    1995 TO       DECEMBER 31,
                          ------------------------------------------- DECEMBER 31 DECEMBER 31,  ------------------
                                  1997                  1996             1995       1995 (A)    1994 (E)  1993 (E)
                          --------------------- --------------------- ----------- ------------  --------  --------
                          INVESTOR A INVESTOR B INVESTOR A INVESTOR B INVESTOR A   INVESTOR B
                          ---------- ---------- ---------- ---------- ----------- ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 11.92    $ 12.16    $ 11.70    $ 11.85     $ 10.15      $10.00     $ 10.63   $ 10.78
                           -------    -------    -------    -------     -------      ------     -------   -------
Investment Activities
 Net investment income..      0.16       0.06       0.21       0.12        0.27        0.13        0.32      0.28
 Net realized and
  unrealized gains
  from investments......      3.11       3.17       2.12       2.21        2.89        2.78          --      1.01
                           -------    -------    -------    -------     -------      ------     -------   -------
 Total from Investment
  Activities............      3.27       3.23       2.33       2.33        3.16        2.91        0.32      1.29
                           -------    -------    -------    -------     -------      ------     -------   -------
Distributions
 Net investment income..     (0.16)     (0.06)     (0.21)     (0.12)      (0.27)      (0.13)      (0.31)    (0.27)
 In excess of net
  investment income.....        --         --         --         --          --          --          --     (0.03)
 Net realized gains.....     (3.35)     (3.35)     (1.90)     (1.90)      (1.34)      (0.93)      (0.49)    (1.14)
                           -------    -------    -------    -------     -------      ------     -------   -------
 Total Distributions....     (3.51)     (3.41)     (2.11)     (2.02)      (1.61)      (1.06)      (0.80)    (1.44)
                           -------    -------    -------    -------     -------      ------     -------   -------
NET ASSET VALUE,
 END OF PERIOD..........   $ 11.68    $ 11.98    $ 11.92    $ 12.16     $ 11.70      $11.85     $ 10.15   $ 10.63
                           =======    =======    =======    =======     =======      ======     =======   =======
Total Return (excludes
 sales/redemption
 charge)................     28.20%     27.19%     19.88%     19.67%      31.45%      29.28%(d)    3.08%    12.11%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $83,841    $17,563    $73,368    $ 7,632     $60,845      $2,833     $34,965   $24,387
Ratio of expenses to
 average net assets.....      1.75%      2.55%      1.76%      2.48%       1.49%       2.46%(b)    1.30%     1.47%
Ratio of net investment
 income to
 average net assets.....      1.21%      0.40%      1.62%      0.88%       2.27%       1.12%(b)    2.93%     2.55%
Ratio of expenses to
 average net assets*....      1.80%      2.55%      1.85%      2.54%       1.74%       2.51%(b)    1.58%     1.64%
Ratio of net investment
 income to
 average net assets*....      1.16%      0.40%      1.53%      0.82%       2.02%       1.07%(b)    2.65%     2.38%
Portfolio turnover rate
 (c)....................       157%       157%       166%       166%        180%        180%        119%      145%
Average commission rate
 paid (f)...............   $0.0544    $0.0544    $0.0541    $0.0541

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(e) Audited by other auditors.
(f) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.

See Notes to Financial Statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                        OHIO TAX-FREE BOND FUND
                          -------------------------------------------------------------------------------------
                                                                                   JANUARY 17,   FROM AUGUST 1,
                                    YEAR ENDED DECEMBER 31,            YEAR ENDED    1995 TO      1994 THROUGH
                          ------------------------------------------- DECEMBER 31, DECEMBER 31,   DECEMBER 31,
                                  1997                  1996              1995       1995 (A)     1994 (A)(E)
                          --------------------- --------------------- ------------ ------------  --------------
                          INVESTOR A INVESTOR B INVESTOR A INVESTOR B  INVESTOR A   INVESTOR B
                          ---------- ---------- ---------- ---------- ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.41     $10.64    $ 10.51     $10.73     $  9.83       $10.00        $ 10.00
                            ------     ------    -------     ------     -------       ------        -------
Investment Activities
 Net investment income..      0.42**     0.35**     0.40       0.32        0.39         0.27           0.12
 Net realized and
  unrealized gains
  (losses) from
  investments...........        --      (0.02)     (0.10)     (0.09)       0.67         0.73          (0.17)
                            ------     ------    -------     ------     -------       ------        -------
 Total from Investment
  Activities............      0.42       0.33       0.30       0.23        1.06         1.00          (0.05)
                            ------     ------    -------     ------     -------       ------        -------
Distributions
 Net investment income..     (0.38)     (0.31)     (0.40)     (0.32)      (0.38)       (0.27)         (0.12)
 In excess of net
  investment income.....     (0.09)     (0.09)        --         --          --           --             --
 Net realized gains.....     (1.35)     (1.35)        --         --          --           --             --
 Tax return of capital..     (0.03)     (0.03)        --         --          --           --             --
                            ------     ------    -------     ------     -------       ------        -------
 Total Distributions....     (1.85)     (1.78)     (0.40)     (0.32)      (0.38)       (0.27)         (0.12)
                            ------     ------    -------     ------     -------       ------        -------
NET ASSET VALUE,
 END OF PERIOD..........    $ 8.98     $ 9.19    $ 10.41     $10.64     $ 10.51       $10.73        $  9.83
                            ======     ======    =======     ======     =======       ======        =======
Total Return (excludes
 sales/redemption
 charge)................      4.27%      3.24%      2.95%      2.21%      10.96%       10.10%(b)      (0.47)%(b)
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........    $2,411     $1,135    $10,693     $  984     $11,091       $  626        $10,190
Ratio of expenses to
 average net assets.....      1.34%      2.14%      1.45%      2.25%       1.49%        2.27%(c)       1.08%(c)
Ratio of net investment
 income to
 average net assets.....      4.19%      3.39%      3.87%      3.07%       3.77%        3.01%(c)       2.92%(c)
Ratio of expenses to
 average net assets*....      1.96%      2.77%      1.55%      2.36%       1.64%        2.41%(c)       1.44%(c)
Ratio of net investment
 income to
 average net assets*....      3.57%      2.76%      3.77%      2.96%       3.62%        2.87%(c)       2.56%(c)
Portfolio turnover rate
 (d)....................         4%         4%         6%         6%         34%          34%            29%

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
**  Calculated using average shares outstanding throughout the year.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) Audited by other auditors.

See Notes to Financial Statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.


                                                               BALANCED FUND
                          ----------------------------------------------------------------------------------------
                                                                                   JANUARY 17,   FROM SEPTEMBER 1,
                                    YEAR ENDED DECEMBER 31,            YEAR ENDED    1995 TO       1994 THROUGH
                          ------------------------------------------- DECEMBER 31, DECEMBER 31,    DECEMBER 31,
                                  1997                  1996              1995       1995 (A)       1994 (A)(F)
                          --------------------- --------------------- ------------ ------------  -----------------
                          INVESTOR A INVESTOR B INVESTOR A INVESTOR B  INVESTOR A   INVESTOR B
                          ---------- ---------- ---------- ---------- ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 11.69    $ 12.04    $ 11.36    $ 11.70      $ 9.79       $10.00          $10.00
                           -------    -------    -------    -------      ------       ------          ------
Investment Activities
 Net investment income..      0.23       0.12       0.31       0.26        0.35         0.25            0.10
 Net realized and
  unrealized gains
  (losses) from
  investments...........      1.71       1.77       0.33       0.34        1.66         1.79           (0.18)
                           -------    -------    -------    -------      ------       ------          ------
 Total from Investment
 Activities.............      1.94       1.89       0.64       0.60        2.01         2.04           (0.08)
                           -------    -------    -------    -------      ------       ------          ------
Distributions
 Net investment income..     (0.23)     (0.12)     (0.31)     (0.26)      (0.34)       (0.24)          (0.13)
 Net realized gains.....     (1.10)     (1.10)        --         --       (0.10)       (0.10)             --
                           -------    -------    -------    -------      ------       ------          ------
 Total Distributions....     (1.33)     (1.22)     (0.31)     (0.26)      (0.44)       (0.34)          (0.13)
                           -------    -------    -------    -------      ------       ------          ------
NET ASSET VALUE,
 END OF PERIOD..........   $ 12.30    $ 12.71    $ 11.69    $ 12.04      $11.36       $11.70          $ 9.79
                           =======    =======    =======    =======      ======       ======          ======
Total Return (excludes
 sales/redemption
 charge)................     16.77%     15.82%      5.76%      5.27%      20.83%       20.53%(b)       (0.82)%(c)
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
 period (000)...........   $ 9,563    $11,483    $10,786    $10,008      $9,427       $5,030          $2,709
Ratio of expenses to
 average net assets.....      1.86%      2.72%      1.70%      2.54%       1.28%        2.04%(d)        1.48%(d)
Ratio of net investment
 income to average net
 assets.................      1.80%      0.93%      2.87%      2.03%       3.48%        2.69%(d)        4.01%(d)
Ratio of expenses to
 average net assets*....      2.07%      2.82%      1.94%      2.68%       1.67%        2.84%(d)        4.61%(d)
Ratio of net investment
 income to average net
 assets*................      1.59%      0.83%      2.63%      1.89%       3.09%        1.89%(d)        0.88%(d)
Portfolio turnover rate
 (e)....................       102%       102%        98%        98%         13%          13%              1%
Average commission rate
 paid (g)...............   $0.0627    $0.0627    $0.0891    $0.0891

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f) Audited by other auditors.
(g) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.

See Notes to Financial Statements.

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                                      B-87
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Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                    STOCK APPRECIATION FUND
                          ------------------------------------------------------------------------------------
                                                                              FROM OCTOBER 1,  FROM OCTOBER 1,
                                    YEAR ENDED DECEMBER 31,                    1995 THROUGH     1995 THROUGH
                          -------------------------------------------------    DECEMBER 31,     DECEMBER 31,
                                  1997                      1996                 1995 (B)        1995 (A)(B)
                          -----------------------   -----------------------   ---------------  ---------------
                          INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B     INVESTOR A       INVESTOR B
                          ----------   ----------   ----------   ----------   ---------------  ---------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $  9.43      $  9.77      $  9.50      $  9.91         $ 10.00          $10.00
                           -------      -------      -------      -------         -------          ------
Investment Activities
 Net investment loss....     (0.04)       (0.08)       (0.14)       (0.15)          (0.01)          (0.01)
 Net realized and
  unrealized gains
  (losses) from
  investments...........      1.75         1.77         1.10         1.04           (0.12)          (0.08)
                           -------      -------      -------      -------         -------          ------
 Total from Investment
  Activities............      1.71         1.69         0.96         0.89           (0.13)          (0.09)
                           -------      -------      -------      -------         -------          ------
Distributions
 Net realized gains.....     (1.97)       (1.97)       (1.03)       (1.03)          (0.37)             --
                           -------      -------      -------      -------         -------          ------
NET ASSET VALUE,
 END OF PERIOD..........   $  9.17      $  9.49      $  9.43      $  9.77         $  9.50          $ 9.91
                           =======      =======      =======      =======         =======          ======
Total Return (excludes
 sales/redemption
 charge)................     18.79%       17.86%       10.17%        9.05%          (1.20)%(c)      (0.90)%(c)
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
 period (000)...........   $24,312      $ 1,265      $31,227      $   687         $40,995          $   72
Ratio of expenses to
 average net assets.....      2.11%        2.86%        1.91%        2.64%           1.76%(d)        2.30%(d)
Ratio of net investment
 loss to average net
 assets.................     (0.43)%      (1.20)%      (1.25)%      (2.01)%         (0.49)%(d)      (1.69)%(d)
Ratio of expenses to
 average net assets*....          (g)          (g)          (g)          (g)         1.77%(d)        2.39%(d)
Ratio of net investment
 loss to average net
 assets*................          (g)          (g)          (g)          (g)        (0.50)%(d)      (1.78)%(d)
Portfolio turnover rate
 (e)....................        67%          67%         162%         162%             46%             46%
Average commission rate
 paid (h)...............   $0.0601      $0.0601      $0.0597      $0.0597

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) As of September 30, 1995, the Stock Appreciation Fund acquired all of the assets of the MIM Stock Appreciation Fund and the MIM Stock Growth Fund. Financial highlights for periods prior to September 30, 1995 represent the performance of the MIM Stock Appreciation Fund. The per share data for the periods prior to September 30, 1995 have been restated to reflect the impact of the change of net asset value of the Stock Appreciation Fund on September 30, 1995 from $17.34 to $10.00.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f) Audited by other auditors.
(g) There were no waivers or reimbursements during the period.
(h) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                              STOCK APPRECIATION FUND
                                             --------------------------------
                                             YEARS ENDED SEPTEMBER 30,
                                             --------------------------------
                                             1995 (F)    1994 (F)    1993 (F)
                                             --------    --------    --------
NET ASSET VALUE,
 BEGINNING OF PERIOD.......................  $  8.25     $ 10.18     $  7.98
                                             -------     -------     -------
Investment Activities
 Net investment loss.......................    (0.07)      (0.12)      (0.17)
 Net realized and unrealized gains
  (losses) from investments................     2.14       (1.26)       2.57
                                             -------     -------     -------
 Total from Investment Activities..........     2.07       (1.38)       2.40
                                             -------     -------     -------
Distributions
 Net realized gains........................    (0.32)      (0.55)      (0.20)
                                             -------     -------     -------
NET ASSET VALUE,
 END OF PERIOD.............................  $ 10.00     $  8.25     $ 10.18
                                             =======     =======     =======
Total Return (excludes sales/redemption
 charge)...................................    25.12%     (13.91)%     30.61%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)..........  $44,500     $47,880     $59,330
Ratio of expenses to average net assets....     2.61%       2.44%       2.47%
Ratio of net investment loss to average net    (0.73)%     (1.35)%     (1.85)%
 assets....................................
Ratio of expenses to average net assets*...         (g)         (g)         (g)
Ratio of net investment loss to average net         (g)         (g)         (g)
 assets*...................................
Portfolio turnover rate (e)................      197%        254%        216%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                         LARGE COMPANY
                                                          SELECT FUND
                                                     ------------------------
                                                     FROM JANUARY 2, 1997
                                                     THROUGH DECEMBER 31,
                                                           1997 (A)
                                                     ------------------------
                                                     INVESTOR A    INVESTOR B
                                                     ----------    ----------
NET ASSET VALUE,
 BEGINNING OF PERIOD...............................   $ 10.00       $ 10.00
                                                      -------       -------
Investment Activities
 Net investment income (loss)......................        --         (0.04)
 Net realized and unrealized gains (losses) from
  investments......................................      2.77          2.72
                                                      -------       -------
 Total from Investment Activities..................      2.77          2.68
                                                      -------       -------
Distributions
 Net realized gains................................     (1.40)        (1.40)
 Tax return of capital.............................     (0.03)           --
                                                      -------       -------
 Total Distributions...............................     (1.43)        (1.40)
                                                      -------       -------
NET ASSET VALUE,
 END OF PERIOD.....................................   $ 11.34       $ 11.28
                                                      =======       =======
Total Return (excludes sales/redemption charge)....     27.93%(b)     26.97%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)..................   $33,614       $ 2,464
Ratio of expenses to average net assets............      1.69%(c)      2.47%(c)
Ratio of net investment income (loss) to average         0.00%(c)     (1.10)%(c)
 net assets........................................
Ratio of expenses to average net assets............          (f)           (f)
Ratio of net investment income to average net                (f)           (f)
 assets............................................
Portfolio turnover rate (d)........................        39%           39%
Average commission rate paid (e)...................   $0.0960       $0.0960

-------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.
(f) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

-------------------------------------------------------------------------------
                                    APPENDIX
-------------------------------------------------------------------------------



         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Fund with regard to portfolio investments for the Funds including Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch IBCA Information Services, Inc. ("Fitch") and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Fund and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate bonds)

         Description of the six highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rate Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Description of the six highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated circumstances.

         BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB Bonds which are rated BB have less near-term vulner-ability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Description of the four highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to time
         A-       because of economic conditions.

         A+       Protection factors are average but adequate.  However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

         BBB Debt has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles.

         Description of the six highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA (Highest credit quality). This rating denotes the lowest expectation of credit risk. This rating is assigned only in case of exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

         AA (Very high credit quality). This rating denotes a very low expectation of credit risk. This rating indicates very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

         A (High credit quality). This rating denotes a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for long-term debt rate "AAA" or "AA."

         BBB (Good credit quality). This rating indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. The "BBB" category is the lowest investment-grade category.

         BB (Speculative). This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in the "BB" category are not investment grade.

         B (Highly speculative). This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         Thomson's description of its six highest long-term debt ratings (Thomson may include a plus (+) or minus (-) designation to indicated where within the respective category the issue is placed):

         AAA The highest category; indicates ability to repay principal and interest on a timely basis is very high.

         AA The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         A The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BBB The lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BB While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

         B Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.


SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                           - Leading market positions in well-established industries.

                           -        High rates of return on funds employed.

                           - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                           - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                           - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profit-ability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designa-tion is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff - 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its three highest short-term debt ratings:

         F1+ Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments; an added "+" denotes any exceptionally strong credit feature.

         F1 Issues assigned this rating are regarded as having a capacity for timely payment only slightly less than the highest rating, i.e., F1+.

         F2 Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as it is for issues assigned ratings of F1+ or F1.

         Thomson's description of its three highest short-term ratings:

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.